UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Small/Mid Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

The following 9 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

Date of reporting period: June 30, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 92.29%

Consumer Discretionary : 9.45%

Hotels, Restaurants & Leisure : 2.70%

Interval Leisure Group Incorporated	72,770	$1,157,041
SeaWorld Entertainment Incorporated «	113,240	1,622,729

		2,779,770

Specialty Retail : 6.75%

Ascena Retail Group Incorporated «†	263,640	1,842,844
DSW Incorporated Class A	72,585	1,537,350
Party City Holdco Incorporated †	146,735	2,041,084
Pier 1 Imports Incorporated «	296,685	1,524,961

		6,946,239

Consumer Staples : 6.38%

Food Products : 6.38%

J & J Snack Foods Corporation	9,400	1,121,138
Post Holdings Incorporated †	13,070	1,080,758
Snyders Lance Incorporated	76,972	2,608,581
TreeHouse Foods Incorporated †	17,075	1,752,749

		6,563,226

Energy : 9.82%

Energy Equipment & Services : 2.02%

Forum Energy Technologies Incorporated †	61,935	1,072,095
U.S. Silica Holdings Incorporated «	29,335	1,011,177

		2,083,272

Oil, Gas & Consumable Fuels : 7.80%

Diamondback Energy Incorporated †	17,210	1,569,724
Encana Corporation	240,720	1,875,209
Oasis Petroleum Incorporated †	106,045	990,460
RSP Permian Incorporated †	30,890	1,077,752
Whiting Petroleum Corporation †	111,260	1,023,915
WPX Energy Incorporated †	160,205	1,491,509

		8,028,569

Financials : 24.29%

Banks : 8.88%

Cathay General Bancorp	35,230	993,486
Glacier Bancorp Incorporated	39,605	1,052,701
Hancock Holding Company	69,060	1,803,157
Sterling BanCorp	101,050	1,586,485
Webster Financial Corporation	55,180	1,873,361
Zions Bancorporation	72,915	1,832,354

		9,141,544

Capital Markets : 2.35%

Artisan Partners Asset Management Incorporated Class A	36,775	1,017,932
Stifel Financial Corporation †	44,420	1,397,009

		2,414,941

Consumer Finance : 1.12%
Encore Capital Group Incorporated «†	48,974	1,152,358

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Insurance : 3.29%

Endurance Specialty Holdings Limited	26,795	$1,799,552
Selective Insurance Group Incorporated	41,611	1,589,956

		3,389,508
REITs : 7.02%

Equity Commonwealth †	37,510	1,092,666
Hudson Pacific Properties Incorporated	52,350	1,527,573
Ladder Capital Corporation	65,321	796,916
Parkway Properties Incorporated	121,755	2,036,961
PennyMac Mortgage Investment Trust	109,135	1,771,261

		7,225,377
Thrifts & Mortgage Finance : 1.63%
Essent Group Limited †	77,205	1,683,841

Health Care : 9.94%

Health Care Equipment & Supplies : 4.55%

Haemonetics Corporation †	45,419	1,316,697
Integra LifeSciences Holdings Corporation	17,655	1,408,516
Steris Corporation	28,461	1,956,694

		4,681,907
Health Care Providers & Services : 4.48%

AMN Healthcare Services Incorporated †	38,982	1,558,111
AmSurg Corporation †	18,946	1,469,073
HealthSouth Corporation	40,801	1,583,895

		4,611,079
Life Sciences Tools & Services : 0.91%
Bio-Rad Laboratories Incorporated Class A †	6,585	941,787

Industrials : 16.59%

Building Products : 0.94%
Armstrong World Industries Incorporated	24,720	967,788

Commercial Services & Supplies : 5.38%

Essendant Incorporated	51,419	1,571,365
KAR Auction Services Incorporated	70,385	2,937,870
Tetra Tech Incorporated	33,560	1,031,802

		5,541,037
Machinery : 2.33%

Actuant Corporation Class A	43,805	990,431
IDEX Corporation	17,110	1,404,731

		2,395,162

Marine : 1.54%
Kirby Corporation †	25,420	1,585,954

Professional Services : 2.65%

Korn/Ferry International	56,085	1,160,960
Resources Connection Incorporated	105,726	1,562,630

		2,723,590

Road & Rail : 2.88%
Knight Transportation Incorporated	50,780	1,349,732

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name			Shares	Value
Road & Rail (continued)
Landstar System Incorporated			23,560	$1,617,630

				2,967,362

Trading Companies & Distributors : 0.87%
Air Lease Corporation			33,439	895,496

Information Technology : 13.66%

Electronic Equipment, Instruments & Components : 4.04%

Jabil Circuit Incorporated			81,985	1,514,263
VeriFone Systems Incorporated †			41,705	773,211
Zebra Technologies Corporation Class A †			37,371	1,872,287

				4,159,761

Internet Software & Services : 1.49%
Endurance International Group Holdings «†			170,079	1,529,010

IT Services : 5.93%

CoreLogic Incorporated †			44,075	1,696,006
EVERTEC Incorporated			155,140	2,410,876
WEX Incorporated †			22,540	1,998,622

				6,105,504

Technology Hardware, Storage & Peripherals : 2.20%

Diebold Incorporated			10,879	270,126
Wincor Nixdorf AG ADR †			172,000	1,997,212

				2,267,338

Materials : 2.16%

Chemicals : 0.80%
Huntsman Corporation			61,200	823,140

Containers & Packaging : 1.36%
Silgan Holdings Incorporated			27,305	1,405,115

Total Common Stocks (Cost $86,693,659)				95,009,675

		Yield
Short-Term Investments : 14.40%

Investment Companies : 14.40%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	6,949,000	6,949,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	7,881,284	7,881,284

Total Short-Term Investments (Cost $14,830,284)				14,830,284

Total investments in securities (Cost $101,523,943)*	106.69%			109,839,959
Other assets and liabilities, net	(6.69)			(6,889,905)

Total net assets	100.00%			$102,950,054

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

*	Cost for federal income tax purposes is $102,059,898 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,169,049
Gross unrealized losses	(8,388,988)

Net unrealized gains	$7,780,061

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
REIT	Real estate investment trust

4

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$9,726,009	$0	$0	$9,726,009
Consumer staples	6,563,226	0	0	6,563,226
Energy	10,111,841	0	0	10,111,841
Financials	25,007,569	0	0	25,007,569
Health care	10,234,773	0	0	10,234,773
Industrials	17,076,389	0	0	17,076,389
Information technology	12,064,401	1,997,212	0	14,061,613
Materials	2,228,255	0	0	2,228,255
Short-term investments
Investment companies	7,881,284	0	0	7,881,284
Investments measured at net asset Value*				6,949,000

Total assets	$100,893,747	$1,997,212	$0	$109,839,959

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,949,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 92.07%

Consumer Discretionary : 11.70%

Auto Components : 0.70%
Standard Motor Products Incorporated	48,000	$1,909,440

Diversified Consumer Services : 1.74%

Graham Holdings Company Class B	5,600	2,741,424
ServiceMaster Global Holdings Incorporated †	49,700	1,978,060

		4,719,484

Hotels, Restaurants & Leisure : 3.05%

Interval Leisure Group Incorporated	133,800	2,127,420
Jack in the Box Incorporated	24,400	2,096,448
Red Rock Resorts Incorporated Class A †«	60,900	1,338,582
The Cheesecake Factory Incorporated	56,800	2,734,352

		8,296,802

Household Durables : 1.84%

Cavco Industries Incorporated †	22,510	2,109,187
Helen of Troy Limited †	28,100	2,889,804

		4,998,991

Leisure Products : 0.95%
Brunswick Corporation	57,200	2,592,304

Media : 2.10%

AMC Entertainment Holdings Class A	44,150	1,218,982
Hemisphere Media Group Incorporated †«	86,934	1,025,821
John Wiley & Sons Incorporated Class A	38,500	2,008,930
Time Incorporated	88,600	1,458,356

		5,712,089

Textiles, Apparel & Luxury Goods : 1.32%
Steven Madden Limited †	104,958	3,587,464

Consumer Staples : 1.58%

Food Products : 1.58%

Darling Ingredients Incorporated †	146,557	2,183,699
Dean Foods Company	117,050	2,117,435

		4,301,134

Energy : 2.67%

Energy Equipment & Services : 0.87%
RPC Incorporated †«	152,000	2,360,560

Oil, Gas & Consumable Fuels : 1.80%

PDC Energy Incorporated †	27,400	1,578,514
Synergy Resources Corporation †	498,600	3,320,676

		4,899,190

Financials : 21.59%

Banks : 7.72%

Chemical Financial Corporation «	62,330	2,324,286
First Citizens BancShares Corporation Class A	10,791	2,793,898
First Midwest Bancorp Incorporated	149,000	2,616,440
Heritage Financial Corporation	82,697	1,453,813

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Banks (continued)

Lakeland Financial Corporation	27,900	$1,311,579
PrivateBancorp Incorporated	61,300	2,699,039
Simmons First National Corporation Class A	33,700	1,556,435
Westamerica Bancorporation «	38,700	1,906,362
Western Alliance Bancorp †	88,300	2,882,995
Wintrust Financial Corporation	28,157	1,436,007

		20,980,854

Capital Markets : 1.17%
Golub Capital BDC Incorporated «	176,644	3,191,957

Diversified Financial Services : 0.66%
Compass Diversified Holdings	108,900	1,806,651

Insurance : 4.56%

Amerisafe Incorporated	37,600	2,301,872
Brown & Brown Incorporated	64,307	2,409,583
National General Holdings Corporation	77,573	1,661,614
ProAssurance Corporation	60,906	3,261,516
Reinsurance Group of America Incorporated	28,500	2,764,215

		12,398,800

Real Estate Management & Development : 2.08%

HFF Incorporated Class A	79,100	2,284,408
Kennedy Wilson Holdings Incorporated	177,773	3,370,576

		5,654,984

REITs : 4.76%

Douglas Emmett Incorporated	78,100	2,774,112
Equity Lifestyle Properties Incorporated	43,332	3,468,727
Gramercy Property Trust Incorporated	194,200	1,790,524
Mid-America Apartment Communities Incorporated	19,403	2,064,479
Terreno Realty Corporation	109,575	2,834,705

		12,932,547

Thrifts & Mortgage Finance : 0.64%
Kearny Financial Corporation	137,900	1,734,782

Health Care : 14.22%

Biotechnology : 1.63%

Cepheid Incorporated †	54,200	1,666,650
Flexion Therapeutics Incorporated †«	46,035	688,914
Otonomy Incorporated †	49,500	786,060
Repligen Corporation †	47,200	1,291,392

		4,433,016

Health Care Equipment & Supplies : 4.01%

Dentsply Sirona Incorporated	27,429	1,701,695
K2M Group Holdings Incorporated †	98,391	1,527,028
Masimo Corporation †	30,600	1,606,959
The Cooper Companies Incorporated	17,000	2,916,690
Trinity Biotech plc ADR †	60,000	680,400
West Pharmaceutical Services Incorporated	32,400	2,458,512

		10,891,284

Health Care Providers & Services : 3.24%

Centene Corporation †	38,200	2,726,334
HealthSouth Corporation	38,982	1,513,281
LifePoint Hospitals Incorporated †	30,000	1,961,100

2

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Surgical Care Affiliates Incorporated †	55,000	$2,621,850

		8,822,565

Health Care Technology : 0.24%
Inovalon Holdings Incorporated Class A †«	35,900	646,559

Life Sciences Tools & Services : 3.03%

INC Research Holdings Incorporated Class A †	40,304	1,536,792
PAREXEL International Corporation †	43,000	2,703,840
VWR Corporation †	138,280	3,996,292

		8,236,924

Pharmaceuticals : 2.07%

Akorn Incorporated †	27,200	774,792
Catalent Incorporated †	134,690	3,096,523
Intersect ENT Incorporated †	42,400	548,232
Pacira Pharmaceuticals Incorporated †	35,900	1,210,907

		5,630,454

Industrials : 18.23%

Aerospace & Defense : 1.44%

DigitalGlobe Incorporated †	67,300	1,439,547
Hexcel Corporation	59,400	2,473,416

		3,912,963

Airlines : 1.59%
Allegiant Travel Company	28,492	4,316,538

Building Products : 2.17%

Advanced Drainage Systems Incorporated	56,900	1,557,353
Fortune Brands Home & Security Incorporated	36,200	2,098,514
Simpson Manufacturing Company Incorporated	56,103	2,242,437

		5,898,304

Commercial Services & Supplies : 3.63%

HNI Corporation	14,600	678,754
Knoll Incorporated	112,100	2,721,788
Matthews International Corporation Class A	55,600	3,093,584
Mcgrath RentCorp	27,848	851,870
Waste Connections Incorporated	34,990	2,521,030

		9,867,026

Construction & Engineering : 2.04%

Dycom Industries Incorporated †	23,800	2,136,288
Valmont Industries Incorporated	25,200	3,408,804

		5,545,092

Electrical Equipment : 0.94%
Generac Holdings Incorporated †	73,100	2,555,576

Machinery : 4.17%

CLARCOR Incorporated	39,900	2,427,117
ESCO Technologies Incorporated	75,400	3,011,476
Franklin Electric Company Incorporated	22,690	749,905
IDEX Corporation	34,373	2,822,023
Kornit Digital Limited †«	126,289	1,232,580

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Machinery (continued)
Terex Corporation	54,600	$1,108,926

		11,352,027

Professional Services : 0.51%
On Assignment Incorporated †	37,600	1,389,320

Road & Rail : 0.80%
Ryder System Incorporated	35,500	2,170,470

Trading Companies & Distributors : 0.94%

Beacon Roofing Supply Incorporated †	12,900	586,563
MSC Industrial Direct Company Class A	28,100	1,982,736

		2,569,299

Information Technology : 14.28%

Communications Equipment : 1.22%
Ciena Corporation †	176,300	3,305,625

Electronic Equipment, Instruments & Components : 2.71%

Fabrinet †	71,223	2,643,798
FARO Technologies Incorporated †	28,200	954,006
MTS Systems Corporation	40,300	1,766,752
OSI Systems Incorporated †	34,400	1,999,672

		7,364,228

Internet Software & Services : 0.81%
Match Group Incorporated †«	145,992	2,200,829

IT Services : 3.04%

CoreLogic Incorporated †	112,037	4,311,184
EPAM Systems Incorporated †	27,200	1,749,232
Leidos Holdings Incorporated	46,200	2,211,594

		8,272,010

Semiconductors & Semiconductor Equipment : 3.37%

Entegris Incorporated †	239,200	3,461,224
Integrated Device Technology Incorporated †	77,100	1,552,023
MA-COM Technology Solutions Holdings Incorporated †«	75,854	2,501,665
ON Semiconductor Corporation †	187,200	1,651,104

		9,166,016

Software : 3.13%

Cadence Design Systems Incorporated †	140,100	3,404,430
Fortinet Incorporated †	52,900	1,671,111
PTC Incorporated †	61,500	2,311,170
Verint Systems Incorporated †	33,866	1,121,981

		8,508,692

Materials : 4.86%

Chemicals : 0.68%
Balchem Corporation	30,800	1,837,220

Containers & Packaging : 1.23%
Packaging Corporation of America	50,100	3,353,193

Metals & Mining : 2.34%

Compass Minerals International Incorporated	34,200	2,537,298
Pretium Resources Incorporated †«	123,600	1,384,320

4

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name			Shares	Value
Metals & Mining (continued)
Steel Dynamics Incorporated			99,600	$2,440,200

				6,361,818

Paper & Forest Products : 0.61%
Louisiana-Pacific Corporation †			95,200	1,651,720

Utilities : 2.94%

Electric Utilities : 1.74%

IDACORP Incorporated			42,100	3,424,835
Portland General Electric Company			29,400	1,297,128

				4,721,963

Multi-Utilities : 0.84%
Vectren Corporation			43,400	2,285,878

Water Utilities : 0.36%
SJW Corporation			25,200	992,376

Total Common Stocks (Cost $211,687,867)				250,337,018

Exchange-Traded Funds : 1.01%
iShares Russell 2000 Index ETF «			23,800	2,736,286

Total Exchange-Traded Funds (Cost $2,755,796)				2,736,286

		Yield
Short-Term Investments : 14.18%

Investment Companies : 14.18%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	18,876,849	18,876,849
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	19,685,977	19,685,976

Total Short-Term Investments (Cost $38,562,825)				38,562,825

Total investments in securities (Cost $253,006,488)*	107.26%			291,636,129

Other assets and liabilities, net	(7.26)			(19,735,311)

Total net assets	100.00%			$271,900,818

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $253,684,623 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,433,891
Gross unrealized losses	(5,482,385)

Net unrealized gains	$37,951,506

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments –June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$31,816,574	$0	$0	$31,816,574
Consumer staples	4,301,134	0	0	4,301,134
Energy	7,259,750	0	0	7,259,750
Financials	58,700,575	0	0	58,700,575
Health care	38,660,802	0	0	38,660,802
Industrials	49,576,615	0	0	49,576,615
Information technology	38,817,400	0	0	38,817,400
Materials	13,203,951	0	0	13,203,951
Utilities	8,000,217	0	0	8,000,217
Exchange-traded funds	2,736,286	0	0	2,736,286
Short-term investments
Investment companies	19,685,976	0	0	19,685,976
Investments measured at net asset value*				18,876,849

Total assets	$272,759,280	$0	$0	$291,636,129

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $18,876,849 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.04%

Consumer Discretionary : 18.66%

Auto Components : 2.46%

Cooper Tire & Rubber Company	217,100	$6,473,922
Fox Factory Holding Corporation †	498,200	8,653,734
Gentex Corporation	435,300	6,725,385

		21,853,041

Hotels, Restaurants & Leisure : 6.18%

Bloomin’ Brands Incorporated	288,100	5,148,347
Century Casinos Incorporated †(l)	1,549,400	9,652,762
Denny’s Corporation †	1,421,100	15,248,403
Peak Resorts Incorporated	523,600	2,387,616
Scientific Games Corporation Class A †	892,400	8,201,156
The Wendy’s Company	1,485,100	14,286,662

		54,924,946

Household Durables : 8.80%

Cavco Industries Incorporated †(l)	566,400	53,071,680
KB Home Incorporated	504,800	7,678,008
Nobility Homes Incorporated †	500	7,003
Skyline Corporation †(l)	642,300	6,037,620
Taylor Morrison Home Corporation Class A †	343,000	5,090,120
The New Home Company Incorporated †	659,500	6,291,630

		78,176,061

Media : 0.48%

Cinemark Holdings Incorporated	21,100	769,306
Entravision Communications Corporation Class A	65,300	438,816
MSG Networks Incorporated Class A	197,100	3,023,514

		4,231,636

Multiline Retail : 0.32%
Fred’s Incorporated Class A	177,200	2,854,692

Specialty Retail : 0.42%
Vitamin Shoppe Incorporated †	123,200	3,766,224

Energy : 11.63%

Energy Equipment & Services : 1.16%

Newpark Resources Incorporated †	876,400	5,074,356
Parker Drilling Company †	1,031,400	2,361,906
PHI Incorporated (non-voting) †	160,700	2,873,316

		10,309,578

Oil, Gas & Consumable Fuels : 10.47%

InterOil Corporation †	1,798,200	80,919,000
Range Resources Corporation	111,400	4,805,796
Sanchez Energy Corporation †	410,500	2,898,130
Trilogy Energy Corporation †	1,063,400	4,423,744

		93,046,670

Financials : 21.18%

Banks : 10.43%

Ameris Bancorp	250,100	7,427,970
BBCN Bancorp Incorporated	486,600	7,260,072
CenterState Banks Incorporated	771,100	12,144,825

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Small Cap Value Fund

Security name	Shares	Value
Banks (continued)

First Horizon National Corporation	801,900	$11,050,182
Hanmi Financial Corporation	147,000	3,453,030
Hilltop Holdings Incorporated †	376,400	7,900,636
IBERIABANK Corporation	236,200	14,108,226
LegacyTexas Financial Group	68,700	1,848,717
Pacific Premier Bancorp Incorporated †	18,700	448,800
Park Sterling Corporation	869,100	6,161,919
Sterling BanCorp	225,400	3,538,780
The Bancorp Incorporated †	1,271,500	7,654,430
Valley National Bancorp	303,900	2,771,568
Wilshire Bancorp Incorporated	668,200	6,962,644

		92,731,799

Capital Markets : 0.46%
Medley Management Incorporated Class A (l)	689,100	4,051,908

Consumer Finance : 0.47%
Enova International Incorporated †	571,000	4,202,560

Insurance : 5.24%

Argo Group International Holdings Limited	455,100	23,619,690
James River Group Holdings Limited	124,100	4,214,436
National General Holdings Corporation	409,500	8,771,490
OneBeacon Insurance Group Limited Class A	721,500	9,956,700

		46,562,316

REITs : 3.66%

Potlatch Corporation	249,600	8,511,360
Redwood Trust Incorporated	1,108,600	15,309,766
UMH Properties Incorporated	776,000	8,730,000

		32,551,126

Thrifts & Mortgage Finance : 0.92%

Essent Group Limited †	68,900	1,502,709
Northwest Bancshares Incorporated	449,000	6,658,670

		8,161,379

Health Care : 7.13%

Health Care Equipment & Supplies : 2.81%

Allied Healthcare Products Incorporated †(l)	541,500	324,900
Cerus Corporation †	520,500	3,247,920
Hologic Incorporated †	189,400	6,553,240
OraSure Technologies Incorporated †	2,512,057	14,846,257

		24,972,317

Health Care Providers & Services : 3.05%

Air Methods Corporation †	104,400	3,740,652
Cross Country Healthcare Incorporated †	1,281,100	17,832,912
Healthways Incorporated †	480,000	5,544,000

		27,117,564

Health Care Technology : 0.73%

Allscripts Healthcare Solutions Incorporated †	434,800	5,521,960
Omnicell Incorporated †	27,000	924,210

		6,446,170

Life Sciences Tools & Services : 0.34%
PAREXEL International Corporation †	48,200	3,030,816

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 0.20%
Prestige Brands Holdings Incorporated †	32,700	$1,811,580

Industrials : 9.07%

Airlines : 3.12%

American Airlines Group Incorporated	92,700	2,624,337
Delta Air Lines Incorporated	414,500	15,100,235
JetBlue Airways Corporation †	58,600	970,416
Latam Airlines Group SP ADR †	599,900	3,959,340
United Continental Holdings Incorporated †	124,500	5,109,480

		27,763,808

Commercial Services & Supplies : 2.63%

ABM Industries Incorporated	2,700	98,496
ACCO Brands Corporation †	1,629,100	16,828,603
Healthcare Services Group Incorporated	156,000	6,455,280

		23,382,379

Construction & Engineering : 1.18%

IES Holdings Incorporated †	2,000	24,645
Tutor Perini Corporation †	443,700	10,449,135

		10,473,780

Machinery : 0.64%

Actuant Corporation Class A	114,500	2,588,845
Mueller Water Products Incorporated Class A	271,600	3,101,672

		5,690,517

Professional Services : 0.69%
Hill International Incorporated †	1,508,700	6,140,409

Road & Rail : 0.09%
Covenant Transport Incorporated Class A †	41,900	757,133

Trading Companies & Distributors : 0.72%
Applied Industrial Technologies Incorporated	141,800	6,400,852

Information Technology : 11.99%

Communications Equipment : 0.76%

Applied Optoelectronics Incorporated †	26,400	294,360
Brocade Communications Systems Incorporated	386,500	3,548,070
Harmonic Incorporated †	919,100	2,619,435
Sandvine Corporation (a)	173,800	357,588

		6,819,453

Electronic Equipment, Instruments & Components : 5.78%

Cognex Corporation	197,600	8,516,560
Coherent Incorporated †	279,300	25,634,154
OSI Systems Incorporated †	296,000	17,206,480

		51,357,194

Internet Software & Services : 0.28%
Gogo Incorporated †	297,200	2,493,508

IT Services : 0.41%
TeleTech Holdings Incorporated	133,900	3,632,707

Semiconductors & Semiconductor Equipment : 0.53%
Kulicke & Soffa Industries Incorporated †	387,800	4,719,526

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Small Cap Value Fund

Security name			Shares	Value
Software : 0.27%
Synchronoss Technologies Incorporated †			74,900	$2,386,314

Technology Hardware, Storage & Peripherals : 3.96%

Cray Incorporated †			1,005,800	30,093,536
Diebold Incorporated			122,800	3,049,124
Quantum Corporation †			4,839,300	2,032,506

				35,175,166

Materials : 13.36%

Chemicals : 0.18%
Calgon Carbon Corporation			118,600	1,559,590

Containers & Packaging : 0.35%
Intertape Polymer Group Incorporated			192,500	3,078,075

Metals & Mining : 12.35%

Agnico Eagle Mines Limited			158,300	8,469,050
Carpenter Technology Corporation			75,100	2,473,043
NovaGold Resources Incorporated †			887,600	5,432,112
Randgold Resources Limited ADR			515,000	57,700,600
Royal Gold Incorporated			131,600	9,477,832
Sandstorm Gold Limited †			1,130,500	5,042,030
Silver Standard Resources Incorporated †			681,600	8,853,984
Steel Dynamics Incorporated			425,800	10,432,100
Webco Industries Incorporated †(a)(i)(l)			50,900	1,909,768

				109,790,519

Paper & Forest Products : 0.48%
Deltic Timber Corporation			63,400	4,256,042

Telecommunication Services : 3.02%

Diversified Telecommunication Services : 3.02%
Cincinnati Bell Incorporated †			5,867,600	26,814,931

Total Common Stocks (Cost $552,972,462)				853,494,286

Exchange-Traded Funds : 1.68%
SPDR S&P Regional Banking ETF			93,534	3,587,029
VanEck Vectors Gold Miners ETF			286,353	7,931,978
VanEck Vectors Junior Gold Miners ETF			78,867	3,361,312

Total Exchange-Traded Funds (Cost $13,036,987)				14,880,319

		Yield
Short-Term Investments : 2.21%

Investment Companies : 2.21%

Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31%	19,672,514	19,672,514

Total Short-Term Investments (Cost $19,672,514)				19,672,514

Total investments in securities (Cost $585,681,963)*	99.93%			888,047,119

Other assets and liabilities, net	0.07			641,745

Total net assets	100.00%			$888,688,864

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.

4

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

*	Cost for federal income tax purposes is $598,416,661 and unrealized gains (losses) consists of:

Gross unrealized gains	$362,837,268
Gross unrealized losses	(73,206,810)

Net unrealized gains	$289,630,458

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

5

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$165,799,597	$7,003	$0	$165,806,600
Energy	98,932,504	4,423,744	0	103,356,248
Financials	188,261,088	0	0	188,261,088
Health care	63,378,447	0	0	63,378,447
Industrials	80,608,878	0	0	80,608,878
Information technology	106,226,280	357,588	0	106,583,868
Materials	113,696,383	4,987,843	0	118,684,226
Telecommunication services	26,814,931	0	0	26,814,931
Exchange-traded funds	14,880,319	0	0	14,880,319
Short-term investments
Investment companies	19,672,514	0	0	19,672,514

Total assets	$878,270,941	$9,776,178	$0	$888,047,119

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	588,600	0	47,100	541,500	$324,900
Cavco Industries Incorporated	587,800	0	21,400	566,400	53,071,680
Century Casinos Incorporated	1,476,500	72,900	0	1,549,400	9,652,762
Medley Management Incorporated Class A	689,100	0	0	689,100	4,051,908
Skyline Corporation	626,200	16,100	0	642,300	6,037,620
Webco Industries Incorporated	55,400	0	4,500	50,900	1,909,768

					$75,048,638

Wells Fargo Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 74.10%

Consumer Discretionary : 16.67%

Auto Components : 1.94%

Cooper Tire & Rubber Company	12,900	$384,678
Fox Factory Holding Corporation †	36,470	633,484

		1,018,162

Hotels, Restaurants & Leisure : 2.75%

Century Casinos Incorporated †	190,000	1,183,700
Peak Resorts Incorporated	57,600	262,656

		1,446,356

Household Durables : 10.40%

Cavco Industries Incorporated †	26,313	2,465,528
Nobility Homes Incorporated †	46,700	677,150
Skyline Corporation †	156,482	1,470,931
Taylor Morrison Home Corporation Class A †	40,009	593,734
The New Home Company Incorporated †	27,100	258,534

		5,465,877

Media : 1.58%

Cinemark Holdings Incorporated	6,000	218,760
Entravision Communications Corporation Class A	90,675	609,336

		828,096

Energy : 8.46%

Oil, Gas & Consumable Fuels : 8.46%

InterOil Corporation †	80,889	3,640,005
PrairieSky Royalty Limited	145	2,752
Raging River Exploration Incorporated †	13,000	103,441
Range Resources Corporation	8,100	349,434
Sanchez Energy Corporation †	49,968	352,774

		4,448,406

Financials : 23.07%

Banks : 10.20%

American River Bankshares †	49,500	502,425
Ameris Bancorp	10,956	325,393
BBCN Bancorp Incorporated	28,506	425,310
Hilltop Holdings Incorporated †	20,000	419,800
IBERIABANK Corporation	12,685	757,675
Midsouth Bancorp Incorporated	32,000	321,280
Pacific Premier Bancorp Incorporated †	28,319	679,656
Sierra Bancorp	16,000	267,040
The Bancorp Incorporated †	87,345	525,817
Valley National Bancorp	46,565	424,673
Wilshire Bancorp Incorporated	68,381	712,530

		5,361,599

Consumer Finance : 1.13%
Enova International Incorporated †	80,415	591,854

Insurance : 1.92%

Conifer Holdings Incorporated †	54,500	378,230
First Acceptance Corporation †	178,589	250,025

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Small/Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)

James River Group Holdings Limited	11,200	$380,352

		1,008,607
REITs : 8.68%

Owens Realty Mortgage Incorporated	16,000	266,240
Potlatch Corporation	18,006	614,005
Redwood Trust Incorporated	43,600	602,116
UMH Properties Incorporated	273,900	3,081,375

		4,563,736

Thrifts & Mortgage Finance : 1.14%
Northwest Bancshares Incorporated	40,383	598,880
Health Care : 2.11%

Health Care Equipment & Supplies : 0.04%
Allied Healthcare Products Incorporated †	31,200	18,720
Health Care Providers & Services : 1.09%
Cross Country Healthcare Incorporated †	41,281	574,632
Health Care Technology : 0.98%

Allscripts Healthcare Solutions Incorporated †	18,922	240,309
Omnicell Incorporated †	8,000	273,840

		514,149
Industrials : 8.39%

Airlines : 2.35%

American Airlines Group Incorporated	6,341	179,514
JetBlue Airways Corporation †	22,848	378,363
LATAM Airlines Group ADR †	67,066	442,636
United Continental Holdings Incorporated †	5,700	233,928

		1,234,441
Commercial Services & Supplies : 0.72%
Healthcare Services Group Incorporated	9,100	376,558
Construction & Engineering : 4.25%
IES Holdings Incorporated †	180,100	2,236,842
Machinery : 0.31%

Actuant Corporation Class A	7,100	160,531
Kennametal Incorporated	28	619

		161,150
Trading Companies & Distributors : 0.76%
Applied Industrial Technologies Incorporated	8,900	401,746
Information Technology : 5.89%

Communications Equipment : 3.21%

Applied Optoelectronics Incorporated †	56,200	626,630
Brocade Communications Systems Incorporated	28,875	265,073
Sandvine Corporation (a)	385,900	793,978

		1,685,681
Electronic Equipment, Instruments & Components : 0.85%

Coherent Incorporated †	2,800	256,984

2

Wells Fargo Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name				Shares	Value
Electronic Equipment, Instruments & Components (continued)

Knowles Corporation †				14,000	$191,520

					448,504
Internet Software & Services : 0.59%
Gogo Incorporated †				37,100	311,269

Technology Hardware, Storage & Peripherals : 1.24%
Cray Incorporated †				21,700	649,264
Materials : 9.51%

Metals & Mining : 9.51%

Agnico Eagle Mines Limited - U.S. Exchange Traded Shares				8,835	472,673
Lucara Diamond Corporation - U.S. Exchange Traded Shares				183,600	495,720
Randgold Resources Limited ADR				26,900	3,013,872
Rockwell Diamonds Incorporated †(a)(i)				60,000	4,873
Royal Gold Incorporated				6,900	496,938
Sandstorm Gold Limited †				115,700	516,022

					5,000,098
Total Common Stocks (Cost $23,654,485)					38,944,627
Exchange-Traded Funds : 2.78%
iShares Core US Value ETF				3,900	523,653
iShares Russell Midcap Value Index ETF				7,085	526,345
VanEck Vectors Junior Gold Miners ETF				9,667	412,008

Total Exchange-Traded Funds (Cost $1,285,639)					1,462,006

			Expiration date
Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%

EnteroMedics Incorporated †(a)(i)			5-14-2016	270,908	0
EnteroMedics Incorporated †(a)(i)			9-28-2016	13,680	0
EnteroMedics Incorporated †(a)(i)			2-27-2018	48,280	5

Total Warrants (Cost $0)					5

		Yield
Short-Term Investments : 23.65%

Investment Companies : 23.65%

Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31%		12,428,534	12,428,534
Total Short-Term Investments (Cost $12,428,534)					12,428,534
Total investments in securities (Cost $37,368,658)*	100.53%				52,835,172

Other assets and liabilities, net	(0.53)				(280,330)

Total net assets	100.00%				$52,554,842

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Small/Mid Cap Value Fund

*	Cost for federal income tax purposes is $38,831,590 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,875,821
Gross unrealized losses	(3,872,239)

Net unrealized gains	$14,003,582

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust

4

Wells Fargo Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stock
Consumer discretionary	$8,081,341	$677,150	$0	$8,758,491
Energy	4,448,406	0	0	4,448,406
Financials	12,124,676	0	0	12,124,676
Health care	1,107,501	0	0	1,107,501
Industrials	4,410,737	0	0	4,410,737
Information technology	2,300,740	793,978	0	3,094,718
Materials	4,499,505	500,593	0	5,000,098
Exchange-traded funds	1,462,006	0	0	1,462,006
Warrants			0
Health care	0	5	0	5
Short-term investments			0
Investment companies	12,428,534	0	0	12,428,534

Total assets	$50,863,446	$1,971,726	$0	$52,835,172

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out Level 3. The Fund had no material transfers between Level 1 and Level 2.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.85%

Consumer Discretionary : 10.70%

Diversified Consumer Services : 0.30%
Liberty Tax Incorporated	209,047	$2,784,506

Hotels, Restaurants & Leisure : 4.78%

Denny’s Corporation †	697,274	7,481,750
DineEquity Incorporated	142,450	12,076,911
Krispy Kreme Doughnuts Incorporated †	621,791	13,032,739
Ruby Tuesday Incorporated †	670,500	2,420,505
The Wendy’s Company	1,019,300	9,805,666

		44,817,571
Household Durables : 1.23%

Dixie Group Incorporated †	568,435	2,023,629
Helen of Troy Limited †	92,800	9,543,552

		11,567,181
Media : 2.10%

A.H. Belo Corporation Class A	951,804	4,759,020
Gannett Company Incorporated	214,908	2,967,879
New Media Investment Group Incorporated	273,442	4,941,097
Time Incorporated	426,200	7,015,252

		19,683,248
Specialty Retail : 1.69%

Christopher & Banks Corporation †	642,420	1,406,900
Guess? Incorporated	285,300	4,293,765
Office Depot Incorporated †	310,300	1,027,093
The Buckle Incorporated «	350,500	9,109,495

		15,837,253
Textiles, Apparel & Luxury Goods : 0.60%
Delta Apparel Incorporated †	248,339	5,600,044
Consumer Staples : 6.36%

Beverages : 0.87%
Cott Corporation	584,600	8,161,016
Food & Staples Retailing : 0.43%
SUPERVALU Incorporated †	847,400	3,999,728
Food Products : 3.81%

Flowers Foods Incorporated	312,500	5,859,375
Nomad Foods Limited †	755,500	6,028,890
Snyders Lance Incorporated	167,785	5,686,234
TreeHouse Foods Incorporated †	176,885	18,157,245

		35,731,744
Household Products : 1.25%

Central Garden & Pet Company †	439,092	10,024,470
Central Garden & Pet Company Class A †	78,300	1,699,893

		11,724,363

Energy : 3.55%

Energy Equipment & Services : 2.15%

Atwood Oceanics Incorporated «	224,600	2,811,992

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Energy Equipment & Services (continued)

CARBO Ceramics Incorporated «	217,000	$2,842,700
Patterson-UTI Energy Incorporated	317,000	6,758,440
Steel Excel Incorporated †	483,413	5,075,837
Tetra Technologies Incorporated †	428,700	2,730,819

		20,219,788
Oil, Gas & Consumable Fuels : 1.40%

Energen Corporation	152,000	7,327,920
WPX Energy Incorporated †	619,568	5,768,178

		13,096,098

Financials : 24.47%

Banks : 10.20%

Associated Banc-Corp	622,500	10,675,875
BBCN Bancorp Incorporated	286,300	4,271,596
First Citizens BancShares Corporation Class A	97,839	25,331,495
First Niagara Financial Group Incorporated	1,197,100	11,659,754
FirstMerit Corporation	503,200	10,199,864
Hancock Holding Company	358,200	9,352,602
TCF Financial Corporation	750,536	9,494,280
UMB Financial Corporation	275,563	14,662,707

		95,648,173
Capital Markets : 2.14%

Apollo Investment Corporation «	682,000	3,778,280
CIFC Corporation	179,685	1,273,967
New Mountain Finance Corporation «	311,300	4,015,770
Westwood Holdings Group Incorporated	212,112	10,987,402

		20,055,419
Insurance : 7.99%

Allied World Assurance Company	201,000	7,063,140
Brown & Brown Incorporated	404,000	15,137,880
Endurance Specialty Holdings Limited	124,500	8,361,420
ProAssurance Corporation	268,200	14,362,110
RenaissanceRe Holdings Limited	60,100	7,058,144
Stewart Information Services Corporation	200,000	8,282,000
Validus Holdings Limited	302,200	14,683,898

		74,948,592
REITs : 4.14%

Apollo Commercial Real Estate Finance Incorporated «	268,400	4,313,188
Apollo Residential Mortgage	375,700	5,034,380
Gramercy Property Trust Incorporated	922,016	8,500,988
Hatteras Financial Corporation	738,108	12,104,971
LaSalle Hotel Properties	376,600	8,880,228

		38,833,755
Health Care : 7.26%

Health Care Equipment & Supplies : 4.22%

Analogic Corporation	192,733	15,310,710
CryoLife Incorporated	261,400	3,087,134
Haemonetics Corporation †	245,900	7,128,641
Halyard Health Incorporated †	135,900	4,419,468
ICU Medical Incorporated †	31,405	3,540,914
Steris Corporation	88,800	6,105,000

		39,591,867

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 1.90%

Owens & Minor Incorporated	168,700	$6,306,006
Patterson Companies Incorporated	241,100	11,546,279

		17,852,285
Life Sciences Tools & Services : 0.66%
Bio-Rad Laboratories Incorporated Class A †	43,000	6,149,860
Pharmaceuticals : 0.48%
Innoviva Incorporated «	429,883	4,526,668
Industrials : 17.84%

Building Products : 1.77%
Simpson Manufacturing Company Incorporated	414,718	16,576,278

Commercial Services & Supplies : 4.57%

ACCO Brands Corporation †	883,669	9,128,301
Brady Corporation Class A	226,200	6,912,672
Ennis Incorporated	549,274	10,535,075
Matthews International Corporation Class A	120,398	6,698,945
Viad Corporation	309,500	9,594,500

		42,869,493
Construction & Engineering : 0.70%
EMCOR Group Incorporated	133,500	6,576,210
Electrical Equipment : 0.83%
EnerSys	130,600	7,766,782
Machinery : 9.13%

Douglas Dynamics Incorporated	600,941	15,462,212
ESCO Technologies Incorporated	287,800	11,494,732
Franklin Electric Company Incorporated	486,319	16,072,843
Hillenbrand Incorporated	265,102	7,963,664
Kadant Incorporated	296,584	15,277,042
Mueller Industries Incorporated	605,440	19,301,427

		85,571,920
Professional Services : 0.84%
Korn/Ferry International	382,146	7,910,422
Information Technology : 11.76%

Communications Equipment : 1.60%

Aviat Networks Incorporated †	70,020	544,756
NETGEAR Incorporated †	159,300	7,573,122
NetScout Systems Incorporated †	309,600	6,888,600

		15,006,478
Electronic Equipment, Instruments & Components : 5.36%

AVX Corporation	521,698	7,084,659
Jabil Circuit Incorporated	240,400	4,440,188
Novanta Incorporated †	1,167,696	17,690,594
Orbotech Limited †	295,730	7,555,902
Vishay Intertechnology Incorporated	1,089,901	13,503,873

		50,275,216
IT Services : 2.34%

DST Systems Incorporated	109,500	12,749,085

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name		Shares	Value
IT Services (continued)

Sykes Enterprises Incorporated †		316,000	$9,151,360

			21,900,445
Semiconductors & Semiconductor Equipment : 0.84%

DSP Group Incorporated †		389,815	4,135,937
Exar Corporation †		467,720	3,765,146

			7,901,083
Software : 1.36%

ACI Worldwide Incorporated †		244,552	4,771,210
Progress Software Corporation †		290,206	7,969,057

			12,740,267
Technology Hardware, Storage & Peripherals : 0.26%
Imation Corporation †(l)		1,950,930	2,438,663
Materials : 11.57%

Chemicals : 5.95%

A. Schulman Incorporated		213,358	5,210,202
Innospec Incorporated		319,405	14,689,436
Quaker Chemical Corporation		176,390	15,733,988
Scotts Miracle-Gro Company Class A		128,300	8,969,453
Sensient Technologies Corporation		157,800	11,210,112

			55,813,191
Construction Materials : 2.37%
Eagle Materials Incorporated		288,100	22,226,915
Containers & Packaging : 1.22%
Silgan Holdings Incorporated		223,200	11,485,872
Metals & Mining : 0.12%
Real Industry Incorporated †		143,400	1,114,218
Paper & Forest Products : 1.91%

Neenah Paper Incorporated		106,171	7,683,595
Schweitzer-Mauduit International Incorporated		288,987	10,195,461

			17,879,056
Utilities : 1.34%

Electric Utilities : 1.34%

Empire District Electric Company		206,900	7,028,393
Hawaiian Electric Industries Incorporated		167,700	5,498,883

			12,527,276
Total Common Stocks (Cost $791,437,423)			889,408,944

	Yield
Short-Term Investments : 7.90%

Investment Companies : 7.90%

Securities Lending Cash Investments LLC (l)(r)(u)	0.47%	26,884,250	26,884,250
Wells Fargo Cash Investment Government Money Market Fund Select Class (l)(u)	0.30	47,194,789	47,194,789

Total Short-Term Investments (Cost $74,079,039)			74,079,039

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

		Value
Total investments in securities (Cost $865,516,462)*	102.75%	$963,487,983
Other assets and liabilities, net	(2.75)	(25,766,760)

Total net assets	100.00%	$937,721,223

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $875,987,382 and unrealized gains (losses) consists of:

Gross unrealized gains	$163,229,269
Gross unrealized losses	(75,728,668)

Net unrealized gains	$87,500,601

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

5

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$100,289,803	$0	$0	$100,289,803
Consumer staples	59,616,851	0	0	59,616,851
Energy	33,315,886	0	0	33,315,886
Financials	229,485,939	0	0	229,485,939
Health care	68,120,680	0	0	68,120,680
Industrials	167,271,105	0	0	167,271,105
Information technology	110,262,152	0	0	110,262,152
Materials	108,519,252	0	0	108,519,252
Utilities	12,527,276	0	0	12,527,276
Short-term investments
Investment companies	47,194,789	0	0	47,194,789
Investments measured at net asset value*				26,884,250

Total assets	$936,603,733	$0	$0	$963,487,983

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as of practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $26,884,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out Level 3. The Fund had no material transfers between Level 1 and Level 2.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Imation Corporation	1,929,730	21,200	0	1,950,930	$2,438,663

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.38%

Consumer Discretionary : 16.64%

Auto Components : 5.29%

Cooper-Standard Holdings Incorporated †	35,000	$2,764,650
Motorcar Parts of America Incorporated †	75,000	2,038,500

		4,803,150

Hotels, Restaurants & Leisure : 6.68%

BJ’s Restaurants Incorporated †	10,000	438,300
ClubCorp Holdings Incorporated	150,000	1,950,000
Papa John’s International Incorporated	22,000	1,496,000
Sonic Corporation	50,000	1,352,500
Zoe’s Kitchen Incorporated «†	23,000	834,210

		6,071,010

Internet & Catalog Retail : 2.31%
Shutterfly Incorporated †	45,000	2,097,450

Leisure Products : 2.36%
Nautilus Group Incorporated †	120,000	2,140,800

Consumer Staples : 0.77%

Food Products : 0.77%
Freshpet Incorporated «†	75,000	699,750

Energy : 0.77%

Energy Equipment & Services : 0.77%
Aspen Aerogels Incorporated †	140,000	695,800

Financials : 6.55%

Consumer Finance : 1.01%
Green Dot Corporation Class A †	40,000	919,600

Insurance : 3.10%
Stewart Information Services Corporation	68,000	2,815,880

Thrifts & Mortgage Finance : 2.44%

Bofi Holding Incorporated «†	110,000	1,948,100
LendingTree Incorporated †	3,000	264,990

		2,213,090

Health Care : 24.56%

Biotechnology : 5.86%

ACADIA Pharmaceuticals Incorporated «†	15,000	486,900
AMAG Pharmaceuticals Incorporated †	65,000	1,554,800
Emergent BioSolutions Incorporated †	50,000	1,406,000
Novavax Incorporated «†	80,000	581,600
Repligen Corporation †	41,000	1,121,760
Tesaro Incorporated †	2,000	168,100

		5,319,160

Health Care Equipment & Supplies : 5.46%
Globus Medical Incorporated †	90,000	2,144,700

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)

Inogen Incorporated †	30,000	$1,503,300
NxStage Medical Incorporated †	10,000	216,800
Zeltiq Aesthetics Incorporated «†	40,000	1,093,200

		4,958,000

Health Care Providers & Services : 3.97%

Ensign Group Incorporated	46,800	983,268
Surgical Care Affiliates Incorporated †	55,000	2,621,850

		3,605,118

Health Care Technology : 3.08%

Imprivata Incorporated †	160,000	2,240,000
Medidata Solutions Incorporated †	12,000	562,440

		2,802,440

Life Sciences Tools & Services : 2.36%
Charles River Laboratories International Incorporated †	26,000	2,143,440

Pharmaceuticals : 3.83%

Horizon Pharma plc «†	65,000	1,070,550
Intersect ENT Incorporated †	85,000	1,099,050
TherapeuticsMD Incorporated «†	153,700	1,306,450

		3,476,050

Industrials : 13.16%

Air Freight & Logistics : 2.22%
Echo Global Logistics Incorporated †	90,000	2,017,800

Commercial Services & Supplies : 2.29%
Mobile Mini Incorporated	60,000	2,078,400

Electrical Equipment : 2.31%
Generac Holdings Incorporated †	60,000	2,097,600

Machinery : 2.01%

Actuant Corporation Class A	20,000	452,200
Rexnord Corporation †	70,000	1,374,100

		1,826,300

Professional Services : 2.97%
Wageworks Incorporated †	45,020	2,692,646

Trading Companies & Distributors : 1.36%
H&E Equipment Services Incorporated	65,000	1,236,950

Information Technology : 30.34%

Electronic Equipment, Instruments & Components : 2.82%

Littelfuse Incorporated	11,500	1,359,185
Methode Electronics Incorporated	35,000	1,198,050

		2,557,235

Internet Software & Services : 3.85%

Cimpress N.V. «†	20,000	1,849,600

2

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name			Shares	Value
Internet Software & Services (continued)
LogMeIn Incorporated †			26,000	$1,649,180

				3,498,780

IT Services : 5.28%

Blackhawk Network Incorporated †			30,000	1,004,700
Euronet Worldwide Incorporated †			42,000	2,905,980
WEX Incorporated †			10,000	886,700

				4,797,380

Semiconductors & Semiconductor Equipment : 4.53%

Advanced Energy Industries Incorporated †			45,000	1,708,200
Integrated Device Technology Incorporated †			43,000	865,590
Monolithic Power Systems Incorporated			22,500	1,537,200
				4,110,990

Software : 13.86%

AVG Technologies N.V. †			90,000	1,709,100
Bottomline Technologies (de) Incorporated †			106,000	2,282,180
Ellie Mae Incorporated †			16,000	1,466,400
Fleetmatics Group plc †			54,212	2,349,006
Guidewire Software Incorporated †			22,000	1,358,720
PTC Incorporated †			50,000	1,879,000
Rapid7 Incorporated «†			100,000	1,258,000
Ultimate Software Group Incorporated †			1,374	288,938

				12,591,344

Materials : 3.59%

Construction Materials : 2.51%
Summit Materials Incorporated Class A †			111,350	2,278,222

Metals & Mining : 1.08%
Carpenter Technology Corporation			30,000	987,900

Total Common Stocks (Cost $84,873,812)				87,532,285

		Yield
Short-Term Investments : 12.27%

Investment Companies : 12.27%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	8,899,300	8,899,300
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	2,248,768	2,248,768

Total Short-Term Investments (Cost $11,148,068)				11,148,068

Total investments in securities (Cost $96,021,880)*	108.65%			98,680,353

Other assets and liabilities, net	(8.65)			(7,855,497)

Total net assets	100.00%			$90,824,856

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

*	Cost for federal income tax purposes is $97,177,825 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,103,808
Gross unrealized losses	(7,601,280)

Net unrealized gains	$1,502,528

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$15,112,410	$0	$0	$15,112,410
Consumer staples	699,750	0	0	699,750
Energy	695,800	0	0	695,800
Financials	5,948,570	0	0	5,948,570
Health care	22,304,208	0	0	22,304,208
Industrials	11,949,696	0	0	11,949,696
Information technology	27,555,729	0	0	27,555,729
Materials	3,266,122	0	0	3,266,122
Short-term investments
Investment companies	2,248,768	0	0	2,248,768
Investments measured at net asset value*				8,899,300

Total assets	$89,781,053	$0	$0	$98,680,353

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $8,899,300 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Precious Metals Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.53%

Australia : 3.01%
Newcrest Mining Limited (Materials, Metals & Mining)†	888,440	$15,398,291

Canada : 61.73%

Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	14,255,058
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,872,500
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	540,164	28,898,774
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,738,980	14,954,192
B2Gold Corporation (Materials, Metals & Mining)†	5,590,000	14,018,809
Barrick Gold Corporation (Materials, Metals & Mining)	1,084,083	23,145,172
Centerra Gold Incorporated (Materials, Metals & Mining)	460,000	2,741,592
Centerra Gold Incorporated (Materials, Metals & Mining)144A	350,000	2,085,994
Detour Gold Corporation (Materials, Metals & Mining)†	701,057	17,537,956
Detour Gold Corporation (Materials, Metals & Mining)144A	525,000	13,133,634
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	2,251,480
Eldorado Gold Corporation (Materials, Metals & Mining)	2,626,044	11,809,525
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining)(i)	1,275,000	387,351
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	738,070
Franco-Nevada Corporation (Materials, Metals & Mining)144A	142,500	10,835,713
Franco-Nevada Corporation (Materials, Metals & Mining)	92,000	6,995,689
Goldcorp Incorporated (Materials, Metals & Mining)	757,254	14,489,198
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	446,694	8,545,256
Kinross Gold Corporation (Materials, Metals & Mining)†	4,750,553	23,312,439
Mag Silver Corporation (Materials, Metals & Mining)†	870,000	10,969,697
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,260,885
Osisko Gold Royalties Limited (Materials, Metals & Mining)	366,700	4,793,965
Platinum Group Metals Limited (Materials, Metals & Mining)†	345,000	1,158,946
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)†	80,000	268,741
Platinum Group Metals Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)†	144,000	488,160
Semafo Incorporated (Materials, Metals & Mining)†	4,460,400	21,405,225
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	304,818
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	605,000	14,235,650
Tahoe Resources Incorporated (Materials, Metals & Mining)	1,394,820	20,890,721
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	4,193,661
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	3,800,000	6,794,381
Torex Gold Resources Incorporated (Materials, Metals & Mining)(i)144A	1,850,000	3,307,791
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)(i)	2,662,500	4,760,536
Yamana Gold Incorporated (Materials, Metals & Mining)	1,162,731	6,047,875
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	3,330,792

		316,220,246
Peru : 0.48%

Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)†	204,644	2,445,496

South Africa : 3.88%

AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	1,100,591	19,876,673

United Kingdom : 14.36%

Fresnillo plc (Materials, Metals & Mining)	1,095,000	24,113,516
Hochschild Mining plc (Materials, Metals & Mining)†	986,470	2,384,893
Randgold Resources Limited ADR (Materials, Metals & Mining)	420,000	47,056,800

		73,555,209

United States : 11.07%

Newmont Mining Corporation (Materials, Metals & Mining)	898,455	35,147,560

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Shares	Value
United States (continued)

Royal Gold Incorporated (Materials, Metals & Mining)			299,436	$21,565,381

				56,712,941

Total Common Stocks (Cost $305,968,256)				484,208,856

			Troy ounces
Commodities : 4.06%
Gold Bullion †**			8,669	20,775,020

Total Commodities (Cost $9,550,295)				20,775,020

		Yield	Shares
Short-Term Investments : 2.29%

Investment Companies : 2.29%

Wells Fargo Cash Investment Government Money Market Fund Select Class (l)(u)		0.31%	11,752,611	11,752,611

Total Short-Term Investments (Cost $11,752,611)				11,752,611

Total investments in securities (Cost $327,271,162)*	100.88%			516,736,487

Other assets and liabilities, net	(0.88)			(4,486,904)

Total net assets	100.00%			$512,249,583

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $345,849,439 and unrealized gains (losses) consists of:

Gross unrealized gains	$212,077,956
Gross unrealized losses	(41,190,908)

Net unrealized gains	$170,887,048

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

2

Wells Fargo Precious Metals Fund (the ‘‘Fund’’)

Notes to Consolidated portfolio of investments – June 30, 2016 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2016, the Subsidiary held $20,775,020 in gold bullion representing 100.02% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2016, the Fund held $20,775,476 in the Subsidiary, representing 4.06% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

			Significant
		Other significant	unobservable
	Quoted prices	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$15,398,291	$0	$15,398,291
Canada	271,123,890	45,096,356	0	316,220,246
Peru	2,445,496	0	0	2,445,496
South Africa	19,876,673	0	0	19,876,673
United Kingdom	47,056,800	26,498,409	0	73,555,209
United States	56,712,941	0	0	56,712,941
Commodities	20,775,020	0	0	20,775,020
Short-term investments
Investment companies	11,752,611	0	0	11,752,611

Total assets	$429,743,431	$86,993,056	$0	$516,736,487

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, fair value pricing was used in pricing certain foreign securities and securities valued at $ 41,896,700 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.75%

Consumer Discretionary : 13.45%

Household Durables : 1.43%
Garmin Limited	102,556	$4,350,426

Internet & Catalog Retail : 9.50%

Amazon.com Incorporated †	34,712	24,840,601
Expedia Incorporated	11,327	1,204,060
Netflix Incorporated †	3,707	339,116
The Priceline Group Incorporated †	2,042	2,549,253

		28,933,030

Media : 2.52%
Comcast Corporation Class A	117,482	7,658,652

Financials : 0.69%

REITs : 0.69%
American Tower Corporation	18,493	2,100,990

Information Technology : 79.73%

Communications Equipment : 5.16%

Cisco Systems Incorporated	373,288	10,709,633
Palo Alto Networks Incorporated †	12,697	1,557,160
QUALCOMM Incorporated	64,343	3,446,855

		15,713,648

Electronic Equipment, Instruments & Components : 1.88%

CDW Corporation of Delaware	11,648	466,852
Corning Incorporated	196,905	4,032,614
Ingram Micro Incorporated Class A	31,323	1,089,414
Tech Data Corporation †	1,960	140,826

		5,729,706

Internet Software & Services : 19.28%

Alibaba Group Holding Limited ADR †	46,340	3,685,420
Alphabet Incorporated Class A †	15,010	10,559,985
Alphabet Incorporated Class C †	15,265	10,564,907
Criteo SA ADR †	118,824	5,456,398
Facebook Incorporated Class A †	180,689	20,649,139
NetEase Incorporated ADR	16,008	3,093,066
Tencent Holdings Limited	204,300	4,686,574

		58,695,489

IT Services : 17.02%

Accenture plc Class A	28,485	3,227,066
Automatic Data Processing Incorporated	48,316	4,438,791
Cognizant Technology Solutions Corporation Class A †	18,453	1,056,250
Computer Sciences Corporation	29,166	1,448,092
Fidelity National Information Services Incorporated	59,355	4,373,276
Fiserv Incorporated †	28,025	3,047,158
Global Payments Incorporated	46,760	3,337,729
MasterCard Incorporated Class A	48,300	4,253,298
Paychex Incorporated	14,854	883,813
PayPal Holdings Incorporated †	36,506	1,332,834
Sabre Corporation	204,805	5,486,726
Total System Services Incorporated	75,570	4,013,523
Vantiv Incorporated Class A †	55,970	3,167,902

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Specialized Technology Fund

Security name			Shares	Value
IT Services (continued)

Visa Incorporated Class A			158,264	$11,738,441

				51,804,899
Semiconductors & Semiconductor Equipment : 12.33%

Applied Materials Incorporated			342,255	8,203,852
Broadcom Limited			61,016	9,481,886
Infineon Technologies AG			41,505	600,843
KLA-Tencor Corporation			14,926	1,093,330
Lam Research Corporation			94,528	7,946,024
Marvell Technology Group Limited			197,550	1,882,652
Maxim Integrated Products Incorporated			25,795	920,624
Microchip Technology Incorporated			76,568	3,886,592
Micron Technology Incorporated †			54,055	743,797
Skyworks Solutions Incorporated			19,212	1,215,735
Texas Instruments Incorporated			24,820	1,554,973

				37,530,308
Software : 17.93%

Activision Blizzard Incorporated			90,958	3,604,666
Adobe Systems Incorporated †			38,382	3,676,612
Electronic Arts Incorporated †			50,434	3,820,880
Fortinet Incorporated †			7,140	225,553
Imperva Incorporated †			59,843	2,573,847
Intuit Incorporated			61,170	6,827,184
Microsoft Corporation			262,540	13,434,172
Oracle Corporation			94,162	3,854,051
Paycom Software Incorporated †			53,350	2,305,254
Proofpoint Incorporated †			53,432	3,371,025
Salesforce.com Incorporated †			108,095	8,583,824
Tableau Software Incorporated Class A †			31,420	1,537,066
Workday Incorporated Class A †			10,155	758,274

				54,572,408
Technology Hardware, Storage & Peripherals : 6.13%

Apple Incorporated			96,683	9,242,890
EMC Corporation			95,095	2,583,731
Hewlett Packard Enterprise Company			345,480	6,311,920
NetApp Incorporated			14,100	346,719
Western Digital Corporation			3,360	158,794

				18,644,054

Telecommunication Services : 0.88%

Diversified Telecommunication Services : 0.88%
AT&T Incorporated			62,359	2,694,532
Total Common Stocks (Cost $223,638,809)				288,428,142

		Yield
Short-Term Investments : 5.41%

Investment Companies : 5.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31%	16,456,120	16,456,120
Total Short-Term Investments (Cost $16,456,120)				16,456,120
Total investments in securities (Cost $240,094,929)*	100.16%			304,884,262
Other assets and liabilities, net	(0.16)			(493,691)
Total net assets	100.00%			$304,390,571

†	Non-income-earning security

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2016 (unaudited)

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $244,435,528 and unrealized gains (losses) consists of:

Gross unrealized gains	$65,537,079
Gross unrealized losses	(5,088,345)

Net unrealized gains	$60,448,734

Abbreviations:

ADR	American depositary receipt
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –		significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$40,942,108	$0	$0	$40,942,108
Financials	2,100,990	0	0	2,100,990
Information technology	237,403,095	5,287,417	0	242,690,512
Telecommunication services	2,694,532	0	0	2,694,532
Short-term investments
Investment companies	16,456,120	0	0	16,456,120

Total assets	$299,596,845	$5,287,417	$0	$304,884,262

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, fair value pricing was used in pricing certain foreign securities and securities valued at $4,686,574 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 95.32%

Consumer Discretionary : 3.38%

Media : 3.38%
Comcast Corporation Class A	225,100	$14,674,269
Energy : 1.04%

Oil, Gas & Consumable Fuels : 1.04%
EQT Corporation	58,600	4,537,398

Financials : 6.92%

REITs : 6.92%

Ashford Hospitality Prime Incorporated	49,117	694,514
Chatham Lodging Trust	650,000	14,287,000
Global Medical REIT Incorporated	910,000	9,200,100
Physicians Realty Trust	70,000	1,470,700
Preferred Apartment Communities Incorporated	300,000	4,416,000

		30,068,314
Industrials : 0.12%

Machinery : 0.12%
MFRI Incorporated †	67,500	503,550
Information Technology : 6.23%

IT Services : 6.23%

MasterCard Incorporated Class A	80,000	7,044,800
Visa Incorporated Class A	270,000	20,025,900

		27,070,700
Telecommunication Services : 10.89%

Diversified Telecommunication Services : 5.05%

AT&T Incorporated	150,000	6,481,500
CenturyLink Incorporated	340,000	9,863,400
Verizon Communications Incorporated	100,000	5,584,000

		21,928,900
Wireless Telecommunication Services : 5.84%
Shenandoah Telecommunications Company	650,000	25,389,000
Utilities : 66.74%

Electric Utilities : 36.88%

ALLETE Incorporated	10,000	646,300
Alliant Energy Corporation	580,000	23,026,000
American Electric Power Company Incorporated	175,000	12,265,750
Edison International	325,000	25,242,750
Eversource Energy	425,000	25,457,500
Great Plains Energy Incorporated	200,000	6,080,000
Hydro One Limited 144A	100,000	2,009,365
IDACORP Incorporated	75,000	6,101,250
NextEra Energy Incorporated	200,000	26,080,000
PNM Resources Incorporated	600,000	21,264,000
Spark Energy Incorporated Class A (l)	364,503	12,046,824

		160,219,739

Gas Utilities : 3.06%
Snam SpA	500,000	2,989,214

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name			Shares	Value
Gas Utilities (continued)

South Jersey Industries Incorporated			325,000	$10,276,500
				13,265,714
Independent Power & Renewable Electricity Producers : 1.65%
Dynegy Incorporated †			66,500	7,163,380
Multi-Utilities : 21.26%

CenterPoint Energy Incorporated			250,000	6,000,000
CMS Energy Corporation			600,000	27,516,000
Dominion Resources Incorporated			260,000	20,261,800
Northwestern Corporation			102,411	6,459,062
Public Service Enterprise Group Incorporated			200,000	9,322,000
Sempra Energy			200,000	22,804,000

				92,362,862
Water Utilities : 3.89%
American Water Works Company Incorporated			200,000	16,902,000
Total Common Stocks (Cost $207,187,706)				414,085,826

	Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Energy : 0.00%

Oil, Gas & Consumable Fuels : 0.00%
Energy & Exploration Partners Incorporated (i)(s)	8.00%	7-1-2019	$5,000,000	5,000
Total Convertible Debentures (Cost $5,000,000)				5,000

			Shares
Exchange-Traded Funds : 0.11%
Recon Capital NASDAQ 100 Covered Call ETF			21,500	466,765
Total Exchange-Traded Funds (Cost $512,990)				466,765

	Dividend yield
Preferred Stocks : 1.63%

Financials : 0.06%

REITs : 0.06%
Ashford Hospitality Prime Incorporated	1.52		11,100	251,415
Utilities : 1.57%

Electric Utilities : 0.33%

Nextera Energy Capital	1.19		25,000	642,250
SCE Trust V ±	1.29		27,500	785,125

				1,427,375
Multi-Utilities : 1.24%
DTE Energy Company	1.35		206,603	5,375,810
Total Preferred Stocks (Cost $6,686,014)				7,054,600

2

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name		Expiration date	Shares	Value
Warrants : 0.00%

Energy : 0.00%

Oil, Gas & Consumable Fuels : 0.00%
Kinder Morgan Incorporated †		5-27-2017	496,000	$8,432

Total Warrants (Cost $553,300)				8,432

		Yield
Short-Term Investments : 4.93%

Investment Companies : 4.93%

Wells Fargo Cash Investment Government Money Market Fund Select Class (l)(u)		0.31%	21,406,876	21,406,876
Total Short-Term Investments (Cost $21,406,876)				21,406,876
Total investments in securities (Cost $241,346,886)*	101.99%			443,027,499
Other assets and liabilities, net	(1.99)			(8,623,189)
Total net assets	100.00%			$434,404,310

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $241,410,588 and unrealized gains (losses) consists of:

Gross unrealized gains	$207,673,249
Gross unrealized losses	(6,056,338)

Net unrealized gains	$201,616,911

Abbreviations:

REIT	Real estate investment trust

3

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

		Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,674,269	$0	$0	$14,674,269
Energy	4,537,398	0	0	4,537,398
Financials	30,068,314	0	0	30,068,314
Industrials	503,550	0	0	503,550
Information technology	27,070,700	0	0	27,070,700
Telecommunication services	47,317,900	0	0	47,317,900
Utilities	286,924,481	2,989,214	0	289,913,695
Convertible debentures	0	5,000	0	5,000
Exchange-traded funds	466,765	0	0	466,765

Preferred stocks
Financials	251,415	0	0	251,415
Utilities	6,803,185	0	0	6,803,185
Warrants
Energy	0	8,432		8,432
Short-term investments
Investment companies	21,406,876	0	0	21,406,876

Total assets	$440,024,853	$3,002,646	$0	$443,027,499

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out Level 3. The Fund had no material transfers between Level 1 and Level 2.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares,
	beginning of	Shares	Shares	Shares, end	Value, end
	period	purchased	sold	of period	of period
Spark Energy Incorporated Class A	281,837	82,666	0	364,503	$12,046,824

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 73.54%

Consumer Discretionary : 7.27%

Auto Components : 1.11%
Gentex Corporation	450,000	$6,952,500

Distributors : 0.89%
Genuine Parts Company	55,000	5,568,750

Household Durables : 5.27%

Harman International Industries Incorporated	80,000	5,745,600
Leggett & Platt Incorporated	165,000	8,433,150
Newell Rubbermaid Incorporated	385,000	18,699,450

		32,878,200

Consumer Staples : 5.19%

Food Products : 2.76%
ConAgra Foods Incorporated	360,000	17,211,600

Household Products : 0.25%
Church & Dwight Company Incorporated	15,000	1,543,350

Personal Products : 2.18%
The Estee Lauder Companies Incorporated Class A	150,000	13,653,000

Energy : 10.10%

Oil, Gas & Consumable Fuels : 10.10%

Cabot Oil & Gas Corporation	100,000	2,574,000
Columbia Pipeline Group Incorporated	730,000	18,607,700
EQT Corporation	90,000	6,968,700
Kinder Morgan Incorporated	1,175,000	21,996,000
Plains All American Pipeline LP	470,000	12,920,300

		63,066,700

Financials : 9.78%

Real Estate Management & Development : 1.31%
CBRE Group Incorporated Class A †	310,000	8,208,800

REITs : 8.47%

Boston Properties Incorporated	20,000	2,638,000
Crown Castle International Corporation	240,000	24,343,200
Equinix Incorporated	50,000	19,386,500
Saul Centers Incorporated	105,000	6,479,550

		52,847,250

Health Care : 10.53%

Health Care Equipment & Supplies : 7.06%

Becton Dickinson & Company	61,942	10,504,744
C.R. Bard Incorporated	30,000	7,054,800
Medtronic plc	130,000	11,280,100
West Pharmaceutical Services Incorporated	10,000	758,800
Zimmer Holdings Incorporated	120,000	14,445,600

		44,044,044

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Health Care Providers & Services : 1.07%

Cardinal Health Incorporated	50,000	$3,900,500
McKesson Corporation	15,000	2,799,750

		6,700,250
Life Sciences Tools & Services : 1.36%

Thermo Fisher Scientific Incorporated	10,000	1,477,600
Waters Corporation †	50,000	7,032,500

		8,510,100
Pharmaceuticals : 1.04%

Eli Lilly & Company	50,000	3,937,500
Mallinckrodt plc †	10,000	607,800
Shire plc ADR	10,374	1,909,646

		6,454,946
Industrials : 11.60%

Aerospace & Defense : 6.12%

Huntington Ingalls Industries Incorporated	85,000	14,282,550
Lockheed Martin Corporation	15,000	3,722,550
Raytheon Company	100,000	13,595,000
TransDigm Group Incorporated †	25,000	6,592,250

		38,192,350
Building Products : 0.86%

Apogee Enterprises Incorporated	70,000	3,244,500
Lennox International Incorporated	15,000	2,139,000

		5,383,500
Electrical Equipment : 0.34%
AMETEK Incorporated	45,000	2,080,350

Machinery : 4.28%

Donaldson Company Incorporated	20,000	687,200
IDEX Corporation	80,000	6,568,000
John Bean Technologies Corporation	290,000	17,753,800
The Middleby Corporation †	15,000	1,728,750

		26,737,750
Information Technology : 11.71%

Communications Equipment : 0.08%
CommScope Holdings Incorporated †	15,000	465,450

Electronic Equipment, Instruments & Components : 6.14%

Amphenol Corporation Class A	250,000	14,332,500
Belden Incorporated	35,000	2,112,950
FEI Company	205,000	21,910,400

		38,355,850
Internet Software & Services : 1.48%
Akamai Technologies Incorporated †	165,000	9,228,450
IT Services : 0.56%
Automatic Data Processing Incorporated	25,000	2,296,750

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name			Shares	Value
IT Services (continued)

Neustar Incorporated Class A †			50,000	$1,175,500

				3,472,250
Semiconductors & Semiconductor Equipment : 1.59%

Microsemi Corporation †			120,000	3,921,600
Xilinx Incorporated			130,000	5,996,900

				9,918,500
Software : 1.55%

Adobe Systems Incorporated †			60,000	5,747,400
CDK Global Incorporated			20,000	1,109,800
FireEye Incorporated «†			35,000	576,450
Mentor Graphics Corporation			30,000	637,800
Splunk Incorporated †			30,000	1,625,400

				9,696,850
Technology Hardware, Storage & Peripherals : 0.31%
Seagate Technology plc «			80,000	1,948,800
Materials : 0.20%

Chemicals : 0.20%
Olin Corporation			50,000	1,242,000
Utilities : 7.16%

Electric Utilities : 1.89%

American Electric Power Company Incorporated			100,000	7,009,000
Edison International			20,000	1,553,400
NextEra Energy Incorporated			25,000	3,260,000

				11,822,400
Gas Utilities : 1.50%
Atmos Energy Corporation			115,000	9,351,800
Multi-Utilities : 3.77%

CMS Energy Corporation			100,000	4,586,000
DTE Energy Company			80,000	7,929,600
NiSource Incorporated			50,000	1,326,000
Sempra Energy			85,000	9,691,700

				23,533,300
Total Common Stocks (Cost $387,862,402)				459,069,090

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 23.53%

Consumer Discretionary : 2.32%

Auto Components : 0.75%

Dana Holding Corporation	5.50%	12-15-2024	$500,000	475,000
Lear Corporation	5.25	1-15-2025	4,000,000	4,195,000

				4,670,000

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 0.32%
Speedway Motorsports Incorporated	5.13%	2-1-2023	$2,000,000	$2,035,000

Media : 0.50%
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	3,000,000	3,105,000
Specialty Retail : 0.75%

Group 1 Automotive Incorporated	5.00	6-1-2022	500,000	492,500
Penske Auto Group Incorporated	5.75	10-1-2022	4,200,000	4,200,000

				4,692,500
Consumer Staples : 0.10%

Beverages : 0.10%
Constellation Brands Incorporated	4.75	11-15-2024	600,000	634,500
Energy : 3.67%

Oil, Gas & Consumable Fuels : 3.67%

Kinder Morgan Energy Partners LP	4.30	6-1-2025	2,500,000	2,560,970
ONEOK Incorporated	4.25	2-1-2022	1,737,000	1,598,040
ONEOK Incorporated	7.50	9-1-2023	1,000,000	1,065,000
Plains All American Pipeline LP	2.85	1-31-2023	404,000	371,999
Plains All American Pipeline LP	4.65	10-15-2025	6,000,000	6,060,701
Tennessee Gas Pipeline Company	7.00	3-15-2027	10,534,000	11,257,433

				22,914,143
Financials : 0.56%

REITs : 0.56%

Equinix Incorporated	5.75	1-1-2025	1,000,000	1,035,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	505,000
Iron Mountain U.S. Holdings Company 144A	5.38	6-1-2026	2,000,000	1,940,000

				3,480,000
Health Care : 1.57%

Health Care Equipment & Supplies : 0.40%
Teleflex Incorporated	4.88	6-1-2026	2,500,000	2,518,750

Health Care Providers & Services : 0.65%

DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	1,011,100
HCA Incorporated	5.25	6-15-2026	2,000,000	2,075,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	980,000

				4,066,100
Life Sciences Tools & Services : 0.26%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	1,600,000	1,624,000
Pharmaceuticals : 0.26%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,800,000	1,611,000
Industrials : 3.79%

Aerospace & Defense : 2.31%

Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,926,000	7,315,588
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,518,750
Orbital ATK Incorporated	5.50	10-1-2023	2,000,000	2,085,000
TransDigm Group Incorporated 144A	6.38	6-15-2026	2,000,000	1,995,000

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)

TransDigm Group Incorporated	6.50%	5-15-2025	$1,500,000	$1,503,750

				14,418,088
Commercial Services & Supplies : 0.16%
Clean Harbors Incorporated	5.13	6-1-2021	1,000,000	1,023,120
Machinery : 0.33%
Oshkosh Corporation	5.38	3-1-2025	2,000,000	2,055,000
Trading Companies & Distributors : 0.99%

HD Supply Incorporated 144A	5.75	4-15-2024	4,015,000	4,175,600
Wesco Distribution Incorporated 144A	5.38	6-15-2024	2,000,000	2,000,000

				6,175,600

Information Technology : 4.31%

Communications Equipment : 0.98%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,090,000
Electronic Equipment, Instruments & Components : 0.79%

Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,015,000
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,902,500
Belden Incorporated 144A	5.50	9-1-2022	1,000,000	1,007,500

				4,925,000
IT Services : 0.49%
Neustar Incorporated (i)	4.50	1-15-2023	3,500,000	3,080,000
Semiconductors & Semiconductor Equipment : 0.38%

Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,278,750
Microsemi Corporation 144A	9.13	4-15-2023	1,000,000	1,100,000

				2,378,750
Software : 0.32%
Nuance Communications Company 144A	6.00	7-1-2024	2,000,000	2,010,000
Technology Hardware, Storage & Peripherals : 1.35%
Diebold Incorporated 144A	8.50	4-15-2024	8,500,000	8,436,250
Materials : 7.21%

Chemicals : 6.21%

A. Schulman Incorporated 144A	6.88	6-1-2023	6,375,000	6,365,438
Olin Corporation	5.50	8-15-2022	6,000,000	5,970,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	5,843,925
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	3,600,000	3,789,000
Tronox Finance LLC	6.38	8-15-2020	22,588,000	16,771,590

				38,739,953
Containers & Packaging : 1.00%

Ball Corporation	5.00	3-15-2022	500,000	530,750
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,120,000
Berry Plastics Corporation	6.00	10-15-2022	2,000,000	2,067,500
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	517,500

				6,235,750

5

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Total Corporate Bonds and Notes (Cost $152,083,873)					$146,918,504

Yankee Corporate Bonds and Notes : 2.06%

Industrials : 0.32%

Electrical Equipment : 0.32%
Sensata Technologies BV 144A		4.88%	10-15-2023	$2,000,000	2,000,000

Information Technology : 1.74%

Technology Hardware, Storage & Peripherals : 1.74%

Seagate HDD Cayman		4.75	6-1-2023	9,500,000	8,029,780
Seagate HDD Cayman		4.88	6-1-2027	3,896,000	2,814,860

					10,844,640

Total Yankee Corporate Bonds and Notes (Cost $14,356,255)					12,844,640

		Yield		Shares
Short-Term Investments : 0.76%

Investment Companies : 0.76%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.47		2,351,125	2,351,125
Wells Fargo Cash Investment Government Money Market Fund Select Class (l)(u)		0.31		2,400,762	2,400,762

Total Short-Term Investments (Cost $4,751,887)					4,751,887

Total investments in securities (Cost $559,054,417)*	99.89%				623,584,121

Other assets and liabilities, net	0.11				687,946

Total net assets	100.00%				$624,272,067

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $558,939,670 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,782,011
Gross unrealized losses	(25,137,560)

Net unrealized gains	$64,644,451

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$45,399,450	$0	$0	$45,399,450
Consumer staples	32,407,950	0	0	32,407,950
Energy	63,066,700	0	0	63,066,700
Financials	61,056,050	0	0	61,056,050
Health care	65,709,340	0	0	65,709,340
Industrials	72,393,950	0	0	72,393,950
Information technology	73,086,150	0	0	73,086,150
Materials	1,242,000	0	0	1,242,000
Utilities	44,707,500	0	0	44,707,500
Corporate bonds and notes	0	146,918,504	0	146,918,504
Yankee corporate bonds and notes	0	12,844,640	0	12,844,640
Short-term investments
Investment companies	2,400,762	0	0	2,400,762
Investments measured at net asset value*				2,351,125

Total assets	$461,469,852	$159,763,144	$0	$623,584,121

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,351,125 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 21.85%

Consumer Discretionary : 2.37%

Auto Components : 0.37%
Gentex Corporation	100,000	$1,545,000

Household Durables : 2.00%

Harman International Industries Incorporated	20,000	1,436,400
Leggett & Platt Incorporated	65,000	3,322,150
Newell Rubbermaid Incorporated	75,000	3,642,750

		8,401,300

Consumer Staples : 1.90%

Food Products : 1.03%
ConAgra Foods Incorporated	90,000	4,302,900

Personal Products : 0.87%
The Estee Lauder Companies Incorporated Class A	40,000	3,640,800

Energy : 3.19%

Oil, Gas & Consumable Fuels : 3.19%

Cabot Oil & Gas Corporation	25,000	643,500
Columbia Pipeline Group Incorporated	140,000	3,568,600
EQT Corporation	25,000	1,935,750
Kinder Morgan Incorporated	225,000	4,212,000
Plains All American Pipeline LP	110,000	3,023,900

		13,383,750

Financials : 3.09%

Real Estate Management & Development : 0.41%
CBRE Group Incorporated Class A †	65,000	1,721,200

REITs : 2.68%

Crown Castle International Corporation	55,000	5,578,650
Equinix Incorporated	9,000	3,489,570
Saul Centers Incorporated	35,000	2,159,850

		11,228,070

Health Care : 2.43%

Health Care Equipment & Supplies : 1.48%

Becton Dickinson & Company	2,000	339,180
C.R. Bard Incorporated	8,000	1,881,280
West Pharmaceutical Services Incorporated	5,000	379,400
Zimmer Holdings Incorporated	30,000	3,611,400

		6,211,260

Health Care Providers & Services : 0.19%
Cardinal Health Incorporated	10,000	780,100

Life Sciences Tools & Services : 0.51%

Thermo Fisher Scientific Incorporated	5,000	738,800
Waters Corporation †	10,000	1,406,500

		2,145,300

Pharmaceuticals : 0.25%
Eli Lilly & Company	10,000	787,500

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Pharmaceuticals (continued)
Shire plc ADR	1,482	$272,807

		1,060,307

Industrials : 3.70%

Aerospace & Defense : 2.56%

Huntington Ingalls Industries Incorporated	28,000	4,704,840
Raytheon Company	25,000	3,398,750
TransDigm Group Incorporated †	10,000	2,636,900

		10,740,490

Building Products : 0.11%
Apogee Enterprises Incorporated	10,000	463,500

Machinery : 1.03%

John Bean Technologies Corporation	65,000	3,979,300
The Middleby Corporation †	3,000	345,750

		4,325,050

Information Technology : 2.71%

Electronic Equipment, Instruments & Components : 1.18%

Amphenol Corporation Class A	20,000	1,146,600
Belden Incorporated	10,000	603,700
FEI Company	30,000	3,206,400

		4,956,700

Internet Software & Services : 0.47%
Akamai Technologies Incorporated †	35,000	1,957,550

IT Services : 0.11%
NeuStar Incorporated Class A †	20,000	470,200

Semiconductors & Semiconductor Equipment : 0.77%

Microsemi Corporation †	35,000	1,143,800
Xilinx Incorporated	45,000	2,075,850

		3,219,650

Software : 0.18%

Adobe Systems Incorporated †	5,000	478,950
FireEye Incorporated †«	17,000	279,990

		758,940

Utilities : 2.46%

Electric Utilities : 0.41%

American Electric Power Company Incorporated	15,000	1,051,350
NextEra Energy Incorporated	5,000	652,000

		1,703,350

Gas Utilities : 0.77%
Atmos Energy Corporation	40,000	3,252,800

Multi-Utilities : 1.28%

CMS Energy Corporation	20,000	917,200
DTE Energy Company	5,000	495,600
NiSource Incorporated	20,000	530,400

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)

Sempra Energy			30,000	$3,420,600

				5,363,800

Total Common Stocks (Cost $81,539,560)				91,632,017

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 70.83%

Consumer Discretionary : 11.26%

Auto Components : 4.07%

Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	3,728,750
Lear Corporation	4.75	1-15-2023	5,875,000	6,036,563
Lear Corporation	5.25	1-15-2025	4,000,000	4,195,000
Lear Corporation	5.38	3-15-2024	2,000,000	2,105,000
Tenneco Incorporated	5.00	7-15-2026	1,000,000	1,014,370

				17,079,683

Hotels, Restaurants & Leisure : 1.14%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,782,250

Household Durables : 0.30%
Newell Brands Incorporated 144A	5.00	11-15-2023	1,200,000	1,260,404

Media : 2.12%
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	8,598,000	8,898,930

Specialty Retail : 3.63%

Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,386,205
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	10,813,000

				15,199,205

Consumer Staples : 1.22%

Beverages : 1.22%
Constellation Brands Incorporated	4.75	11-15-2024	4,850,000	5,128,875

Energy : 2.86%

Oil, Gas & Consumable Fuels : 2.86%

Kinder Morgan Energy Partners LP	4.30	6-1-2025	3,500,000	3,585,358
ONEOK Incorporated	4.25	2-1-2022	2,000,000	1,840,000
ONEOK Incorporated	7.50	9-1-2023	1,000,000	1,065,000
Plains All American Pipeline LP	3.85	10-15-2023	2,345,000	2,273,374
Tennessee Gas Pipeline Company	7.00	3-15-2027	3,000,000	3,206,028

				11,969,760

Financials : 2.37%

REITs : 2.37%

Equinix Incorporated	5.75	1-1-2025	1,500,000	1,552,500
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,966,270
Iron Mountain U.S. Holdings Company 144A	5.38	6-1-2026	3,000,000	2,910,000
Sabra Health Care LP / Sabra Capital Corporation	5.38	6-1-2023	1,500,000	1,485,000

				9,913,770

Health Care : 7.61%

Health Care Equipment & Supplies : 1.31%

Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	742,000	813,418
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	975,000

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)

Teleflex Incorporated	4.88%	6-1-2026	$3,700,000	$3,727,750

				5,516,168

Health Care Providers & Services : 4.20%

DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	3,033,300
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	2,700,000	2,824,875
HCA Incorporated	5.25	6-15-2026	4,000,000	4,150,000
HCA Incorporated	5.38	2-1-2025	5,500,000	5,637,500
HealthSouth Corporation	5.13	3-15-2023	2,000,000	1,960,000

				17,605,675

Life Sciences Tools & Services : 1.69%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	7,000,000	7,105,000

Pharmaceuticals : 0.41%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,900,000	1,700,500

Industrials : 15.73%

Aerospace & Defense : 8.54%

Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,000,000	8,450,000
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,568,750
Orbital ATK Incorporated	5.50	10-1-2023	8,640,000	9,007,200
TransDigm Group Incorporated 144A	6.38	6-15-2026	8,800,000	8,778,000
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,010,000

				35,813,950

Commercial Services & Supplies : 2.32%
Clean Harbors Incorporated	5.13	6-1-2021	9,500,000	9,719,640

Machinery : 2.55%

Actuant Corporation	5.63	6-15-2022	1,165,000	1,188,300
Oshkosh Corporation	5.38	3-1-2022	5,550,000	5,716,500
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,776,063

				10,680,863

Trading Companies & Distributors : 2.32%

HD Supply Incorporated 144A	5.75	4-15-2024	7,450,000	7,748,000
Wesco Distribution Incorporated 144A	5.38	6-15-2024	2,000,000	2,000,000

				9,748,000

Information Technology : 11.26%

Communications Equipment : 2.30%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,621,185

Electronic Equipment, Instruments & Components : 2.38%

Anixter International Incorporated	5.13	10-1-2021	3,000,000	3,045,000
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,902,500
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	4,030,000

				9,977,500

IT Services : 1.57%
Neustar Incorporated «(i)	4.50	1-15-2023	7,500,000	6,600,000

Semiconductors & Semiconductor Equipment : 2.62%

Micron Technology Incorporated 144A	5.25	8-1-2023	2,600,000	2,216,500
Micron Technology Incorporated	5.50	2-1-2025	4,750,000	4,037,500
Micron Technology Incorporated 144A	7.50	9-15-2023	1,000,000	1,069,100

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)

Microsemi Corporation 144A	9.13%	4-15-2023	$3,328,000	$3,660,800

				10,983,900

Software : 0.48%
Nuance Communications Company 144A	6.00	7-1-2024	2,000,000	2,010,000

Technology Hardware, Storage & Peripherals : 1.91%

Diebold Incorporated 144A	8.50	4-15-2024	7,000,000	6,947,500
Western Digital Corporation 144A	7.38	4-1-2023	1,000,000	1,065,000

				8,012,500

Materials : 15.51%

Chemicals : 8.49%

A. Schulman Incorporated 144A	6.88	6-1-2023	7,500,000	7,488,750
Celanese U.S. Holdings LLC	4.63	11-15-2022	3,625,000	3,851,563
Olin Corporation	5.50	8-15-2022	8,500,000	8,457,500
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	11,100,000	9,490,500
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	6,000,000	6,315,000

				35,603,313

Containers & Packaging : 4.20%

Ball Corporation	5.00	3-15-2022	2,500,000	2,653,750
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,500,000
Berry Plastics Corporation	6.00	10-15-2022	5,100,000	5,272,125
Greif Incorporated	7.75	8-1-2019	1,200,000	1,335,000
Sealed Air Corporation 144A	5.25	4-1-2023	5,150,000	5,330,250
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	520,625

				17,611,750

Metals & Mining : 2.82%

Commercial Metals Company	4.88	5-15-2023	2,000,000	1,890,000
Tronox Finance LLC	6.38	8-15-2020	13,400,000	9,949,500

				11,839,500

Utilities : 3.01%

Gas Utilities : 3.01%
National Fuel Gas Company	4.90	12-1-2021	12,000,000	12,633,396

Total Corporate Bonds and Notes (Cost $300,551,314)				297,015,717

Yankee Corporate Bonds and Notes : 5.55%

Health Care : 0.88%

Pharmaceuticals : 0.88%
Mallinckrodt plc 144A	5.50	4-15-2025	4,155,000	3,706,759

Industrials : 2.53%

Electrical Equipment : 2.53%

Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,700,000
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,892,950

				10,592,950

Information Technology : 2.14%

Technology Hardware, Storage & Peripherals : 2.14%
Seagate HDD Cayman	4.75	6-1-2023	8,500,000	7,184,538

5

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals (continued)

Seagate HDD Cayman		4.88%	6-1-2027	$2,500,000	$1,806,250
					8,990,788

Total Yankee Corporate Bonds and Notes (Cost $25,282,179)					23,290,497

		Yield		Shares
Short-Term Investments : 0.96%

Investment Companies : 0.96%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47		542,425	542,425
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		3,473,330	3,473,330
Total Short-Term Investments (Cost $4,015,755)					4,015,755

Total investments in securities (Cost $411,388,808)*	99.19%				415,953,986

Other assets and liabilities, net	0.81				3,387,387

Total net assets	100.00%				$419,341,373

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $411,391,494 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,649,123
Gross unrealized losses	(14,086,631)

Net unrealized gains	$4,562,492

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$9,946,300	$0	$0	$9,946,300
Consumer staples	7,943,700	0	0	7,943,700
Energy	13,383,750	0	0	13,383,750
Financials	12,949,270	0	0	12,949,270
Health care	10,196,967	0	0	10,196,967
Industrials	15,529,040	0	0	15,529,040
Information technology	11,363,040	0	0	11,363,040
Utilities	10,319,950	0	0	10,319,950
Corporate bonds and notes	0	297,015,717	0	297,015,717
Yankee corporate bonds and notes	0	23,290,497	0	23,290,497
Short-term investments
Investment companies	3,473,330	0	0	3,473,330
Investments measured at net asset value*				542,425

Total assets	$95,105,347	$320,306,214	$0	$415,953,986

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments LLC valued at $542,425 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$71,779	$88,849

Total Agency Securities (Cost $73,934)				88,849

			Shares
Common Stocks : 58.64%

Consumer Discretionary : 7.20%

Auto Components : 0.19%

BorgWarner Incorporated			7,824	230,964
Delphi Automotive plc			9,815	614,419
Johnson Controls Incorporated			23,313	1,031,833
The Goodyear Tire & Rubber Company			9,562	245,361

				2,122,577

Automobiles : 0.31%

Ford Motor Company			140,304	1,763,621
General Motors Company			50,384	1,425,867
Harley-Davidson Incorporated			6,511	294,948

				3,484,436

Distributors : 0.08%

Genuine Parts Company			5,380	544,725
LKQ Corporation †			11,026	349,524

				894,249

Diversified Consumer Services : 0.02%
H&R Block Incorporated			8,069	185,587

Hotels, Restaurants & Leisure : 1.01%

Carnival Corporation			15,765	696,813
Chipotle Mexican Grill Incorporated †			1,050	422,898
Darden Restaurants Incorporated			4,101	259,757
Marriott International Incorporated Class A «			6,856	455,650
McDonald’s Corporation			31,565	3,798,532
Royal Caribbean Cruises Limited			6,036	405,317
Starbucks Corporation			52,672	3,008,625
Starwood Hotels & Resorts Worldwide Incorporated			6,060	448,137
Wyndham Worldwide Corporation			4,025	286,701
Wynn Resorts Limited «			2,928	265,394
Yum! Brands Incorporated			14,650	1,214,778

				11,262,602

Household Durables : 0.29%

D.R. Horton Incorporated			11,870	373,668
Garmin Limited			4,217	178,885
Harman International Industries Incorporated			2,537	182,207
Leggett & Platt Incorporated			4,830	246,861
Lennar Corporation Class A			6,594	303,983
Mohawk Industries Incorporated †			2,291	434,740
Newell Rubbermaid Incorporated			16,420	797,519
PulteGroup Incorporated			11,322	220,666
Whirlpool Corporation			2,731	455,094

				3,193,623

Internet & Catalog Retail : 1.28%

Amazon.com Incorporated †			13,911	9,954,990
Expedia Incorporated			4,214	447,948
Netflix Incorporated †			15,400	1,408,792
The Priceline Group Incorporated †			1,784	2,227,163

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Internet & Catalog Retail (continued)

TripAdvisor Incorporated †	4,109	$264,209

		14,303,102

Leisure Products : 0.07%

Hasbro Incorporated	4,035	338,900
Mattel Incorporated	12,241	383,021

		721,921

Media : 1.59%

CBS Corporation Class B	14,933	812,953
Comcast Corporation Class A	86,934	5,667,227
Discovery Communications Incorporated Class A †	5,411	136,520
Discovery Communications Incorporated Class C †	8,584	204,728
Interpublic Group of Companies Incorporated	14,468	334,211
News Corporation Class A	13,683	155,302
News Corporation Class B	3,876	45,233
Omnicom Group Incorporated	8,548	696,577
Scripps Networks Interactive Incorporated Class A	3,417	212,777
Tegna Incorporated	7,823	181,259
The Walt Disney Company	53,670	5,249,999
Time Warner Incorporated	28,275	2,079,344
Twenty-First Century Fox Incorporated Class A	39,398	1,065,716
Twenty-First Century Fox Incorporated Class B	15,504	422,484
Viacom Incorporated Class B	12,462	516,799

		17,781,129

Multiline Retail : 0.36%

Dollar General Corporation	10,203	959,082
Dollar Tree Incorporated †	8,469	798,119
Kohl’s Corporation	6,606	250,500
Macy’s Incorporated	11,088	372,668
Nordstrom Incorporated «	4,615	175,601
Target Corporation	21,188	1,479,346

		4,035,316

Specialty Retail : 1.52%

Advance Auto Parts Incorporated	2,645	427,511
AutoNation Incorporated †	2,557	120,128
AutoZone Incorporated †	1,073	851,790
Bed Bath & Beyond Incorporated	5,550	239,871
Best Buy Company Incorporated	10,137	310,192
CarMax Incorporated «†	6,969	341,690
Foot Locker Incorporated	4,893	268,430
L Brands Incorporated	9,097	610,682
Lowe’s Companies Incorporated	31,861	2,522,435
O’Reilly Automotive Incorporated †	3,468	940,175
Ross Stores Incorporated	14,447	819,000
Signet Jewelers Limited	2,805	231,160
Staples Incorporated	23,239	200,320
The Gap Incorporated «	8,156	173,070
The Home Depot Incorporated	44,730	5,711,574
The TJX Companies Incorporated	23,770	1,835,757
Tiffany & Company	3,942	239,043
Tractor Supply Company	4,797	437,390
ULTA Salon, Cosmetics & Fragrance Incorporated †	2,246	547,215
Urban Outfitters Incorporated †	3,116	85,690

		16,913,123

Textiles, Apparel & Luxury Goods : 0.48%

Coach Incorporated	9,997	407,278
HanesBrands Incorporated	13,574	341,115
Michael Kors Holdings Limited †	6,345	313,951

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

Nike Incorporated Class B	47,876	$2,642,755
PVH Corporation	2,913	274,492
Ralph Lauren Corporation	2,050	183,721
Under Armour Incorporated Class A «	6,584	264,216
Under Armour Incorporated Class C †	6,620	240,959
VF Corporation	11,995	737,573

		5,406,060

Consumer Staples : 6.19%

Beverages : 1.38%

Brown-Forman Corporation Class B	3,614	360,533
Constellation Brands Incorporated Class A	6,343	1,049,132
Dr Pepper Snapple Group Incorporated	6,681	645,585
Molson Coors Brewing Company Class B	6,620	669,481
Monster Beverage Corporation †	5,062	813,514
PepsiCo Incorporated	51,936	5,502,100
The Coca-Cola Company	140,001	6,346,245

		15,386,590

Food & Staples Retailing : 1.37%

Costco Wholesale Corporation	15,751	2,473,537
CVS Health Corporation	38,618	3,697,287
Sysco Corporation	18,844	956,145
The Kroger Company	34,295	1,261,713
Wal-Mart Stores Incorporated	54,912	4,009,674
Walgreens Boots Alliance Incorporated	31,073	2,587,449
Whole Foods Market Incorporated	11,543	369,607

		15,355,412

Food Products : 1.09%

Archer Daniels Midland Company	21,128	906,180
Campbell Soup Company	6,447	428,919
ConAgra Foods Incorporated	15,691	750,187
General Mills Incorporated	21,373	1,524,322
Hormel Foods Corporation	9,717	355,642
Kellogg Company	9,062	739,912
McCormick & Company Incorporated	4,144	442,040
Mead Johnson Nutrition Company	6,712	609,114
Mondelez International Incorporated Class A	55,807	2,539,777
The Hershey Company	5,053	573,465
The J.M. Smucker Company	4,303	655,820
The Kraft Heinz Company	21,423	1,895,507
Tyson Foods Incorporated Class A	10,806	721,733

		12,142,618

Household Products : 1.20%

Church & Dwight Company Incorporated	4,614	474,734
Colgate-Palmolive Company	32,110	2,350,452
Kimberly-Clark Corporation	12,949	1,780,229
The Clorox Company	4,650	643,514
The Procter & Gamble Company	95,712	8,103,935

		13,352,864

Personal Products : 0.06%
The Estee Lauder Companies Incorporated Class A	8,003	728,433

Tobacco : 1.09%

Altria Group Incorporated	70,347	4,851,129
Philip Morris International	55,779	5,673,840

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Tobacco (continued)

Reynolds American Incorporated	29,767	$1,605,334

		12,130,303

Energy : 4.34%

Energy Equipment & Services : 0.65%

Baker Hughes Incorporated	15,746	710,617
Diamond Offshore Drilling Incorporated «	2,318	56,397
FMC Technologies Incorporated †	8,138	217,040
Halliburton Company	30,897	1,399,325
Helmerich & Payne Incorporated «	3,884	260,733
National Oilwell Varco Incorporated	13,557	456,193
Schlumberger Limited	49,963	3,951,074
Transocean Limited «	12,343	146,758

		7,198,137

Oil, Gas & Consumable Fuels : 3.69%

Anadarko Petroleum Corporation	18,354	977,351
Apache Corporation	13,611	757,724
Cabot Oil & Gas Corporation	16,720	430,373
Chesapeake Energy Corporation «†	21,029	90,004
Chevron Corporation	67,768	7,104,119
Cimarex Energy Company	3,409	406,762
Columbia Pipeline Group Incorporated	14,377	366,470
Concho Resources Incorporated †	4,686	558,899
ConocoPhillips	44,529	1,941,464
Devon Energy Corporation	18,841	682,986
EOG Resources Incorporated	19,785	1,650,465
EQT Corporation	6,211	480,918
Exxon Mobil Corporation	149,099	13,976,540
Hess Corporation	9,478	569,628
Kinder Morgan Incorporated	65,796	1,231,701
Marathon Oil Corporation	30,479	457,490
Marathon Petroleum Corporation	19,051	723,176
Murphy Oil Corporation	5,819	184,753
Newfield Exploration Company †	7,073	312,485
Noble Energy Incorporated	15,410	552,757
Occidental Petroleum Corporation	27,462	2,075,029
ONEOK Incorporated	7,554	358,437
Phillips 66 Company	16,819	1,334,419
Pioneer Natural Resources Company	5,881	889,266
Range Resources Corporation «	6,103	263,283
Southwestern Energy Company «†	13,926	175,189
Spectra Energy Corporation	24,602	901,171
Tesoro Corporation	4,314	323,205
The Williams Companies Incorporated	24,558	531,190
Valero Energy Corporation	16,892	861,492

		41,168,746

Financials : 9.23%

Banks : 3.06%

Bank of America Corporation	369,348	4,901,248
BB&T Corporation	29,515	1,051,029
Citigroup Incorporated	105,531	4,473,459
Citizens Financial Group Incorporated	19,021	380,040
Comerica Incorporated	6,297	258,996
Fifth Third Bancorp	27,605	485,572
Huntington Bancshares Incorporated	28,724	256,793
JPMorgan Chase & Company	131,483	8,170,354
KeyCorp	30,289	334,693
M&T Bank Corporation	5,717	675,921
People’s United Financial Incorporated	11,177	163,855
PNC Financial Services Group Incorporated	17,954	1,461,276
Regions Financial Corporation	45,547	387,605

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)

SunTrust Banks Incorporated	18,018	$740,179
US Bancorp	58,351	2,353,296
Wells Fargo & Company (l)	166,126	7,862,744
Zions Bancorporation	7,357	184,881

		34,141,941

Capital Markets : 1.03%

Affiliated Managers Group Incorporated †	1,935	272,390
Ameriprise Financial Incorporated	5,962	535,686
Bank of New York Mellon Corporation	38,728	1,504,583
BlackRock Incorporated	4,523	1,549,263
Charles Schwab Corporation	43,247	1,094,582
E*TRADE Financial Corporation †	10,021	235,393
Franklin Resources Incorporated	13,249	442,119
Goldman Sachs Group Incorporated	13,890	2,063,776
Invesco Limited	15,003	383,177
Legg Mason Incorporated	3,789	111,738
Morgan Stanley	54,326	1,411,389
Northern Trust Corporation	7,712	510,997
State Street Corporation	14,236	767,605
T. Rowe Price Group Incorporated	8,924	651,184

		11,533,882

Consumer Finance : 0.42%

American Express Company	29,066	1,766,050
Capital One Financial Corporation	18,413	1,169,410
Discover Financial Services	14,821	794,257
Navient Corporation	11,884	142,014
Synchrony Financial †	29,985	758,021

		4,629,752

Diversified Financial Services : 1.26%

Berkshire Hathaway Incorporated Class B †	67,378	9,755,661
CME Group Incorporated	12,176	1,185,942
Intercontinental Exchange Incorporated	4,280	1,095,509
Leucadia National Corporation	11,986	207,717
Moody’s Corporation	6,078	569,569
S&P Global Incorporated	9,514	1,020,472
The NASDAQ OMX Group Incorporated	4,140	267,734

		14,102,604

Insurance : 1.56%

AFLAC Incorporated	14,885	1,074,102
American International Group Incorporated	40,237	2,128,135
Aon plc	9,525	1,040,416
Arthur J. Gallagher & Company	6,368	303,117
Assurant Incorporated	2,226	192,126
Chubb Limited	16,701	2,182,988
Cincinnati Financial Corporation	5,318	398,265
Lincoln National Corporation	8,593	333,151
Loews Corporation	9,630	395,697
Marsh & McLennan Companies Incorporated	18,742	1,283,077
MetLife Incorporated	39,504	1,573,444
Principal Financial Group Incorporated	9,692	398,438
Prudential Financial Incorporated	15,892	1,133,735
The Allstate Corporation	13,460	941,527
The Hartford Financial Services Group Incorporated	14,144	627,711
The Progressive Corporation	20,963	702,261
The Travelers Companies Incorporated	10,512	1,251,348
Torchmark Corporation	4,034	249,382
Unum Group	8,549	271,773
Willis Towers Watson plc	4,978	618,815

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
XL Group plc	10,235	$340,928

		17,440,436

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	10,493	277,855

REITs : 1.87%

American Tower Corporation	15,266	1,734,370
Apartment Investment & Management Company Class A	5,631	248,665
AvalonBay Communities Incorporated	4,931	889,503
Boston Properties Incorporated	5,523	728,484
Crown Castle International Corporation	12,113	1,228,622
Digital Realty Trust Incorporated	5,279	575,358
Equinix Incorporated	2,496	967,774
Equity Residential	13,142	905,221
Essex Property Trust Incorporated	2,352	536,468
Extra Space Storage Incorporated	4,502	416,615
Federal Realty Investment Trust	2,549	421,987
General Growth Properties Incorporated	20,959	624,997
HCP Incorporated	16,794	594,172
Host Hotels & Resorts Incorporated	26,871	435,579
Iron Mountain Incorporated	8,593	342,259
Kimco Realty Corporation	15,089	473,493
Prologis Incorporated	18,890	926,366
Public Storage Incorporated	5,299	1,354,371
Realty Income Corporation	9,264	642,551
Simon Property Group Incorporated	11,125	2,413,013
SL Green Realty Corporation	3,604	383,718
The Macerich Company	4,538	387,500
UDR Incorporated	9,605	354,617
Ventas Incorporated	12,158	885,346
Vornado Realty Trust	6,380	638,766
Welltower Incorporated	12,836	977,718
Weyerhaeuser Company	26,862	799,682

		20,887,215

Health Care : 8.81%

Biotechnology : 1.71%

AbbVie Incorporated	58,155	3,600,376
Alexion Pharmaceuticals Incorporated †	8,054	940,385
Amgen Incorporated	27,012	4,109,876
Biogen Incorporated †	7,876	1,904,574
Celgene Corporation †	27,852	2,747,043
Gilead Sciences Incorporated	47,888	3,994,817
Regeneron Pharmaceuticals Incorporated †	2,805	979,590
Vertex Pharmaceuticals Incorporated †	8,893	764,976

		19,041,637

Health Care Equipment & Supplies : 1.65%

Abbott Laboratories	52,826	2,076,590
Baxter International Incorporated	19,857	897,934
Becton Dickinson & Company	7,630	1,293,972
Boston Scientific Corporation †	48,789	1,140,199
C.R. Bard Incorporated	2,636	619,882
Danaher Corporation	21,543	2,175,843
Dentsply Sirona Incorporated	8,422	522,501
Edwards Lifesciences Corporation †	7,614	759,344
Hologic Incorporated †	8,722	301,781
Intuitive Surgical Incorporated †	1,369	905,470
Medtronic plc	50,561	4,387,178
St. Jude Medical Incorporated	10,221	797,238
Stryker Corporation	11,295	1,353,480
Varian Medical Systems Incorporated †	3,423	281,473

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)

Zimmer Holdings Incorporated	7,162	$862,162

		18,375,047

Health Care Providers & Services : 1.62%

Aetna Incorporated	12,606	1,539,571
AmerisourceBergen Corporation	6,596	523,195
Anthem Incorporated	9,454	1,241,688
Cardinal Health Incorporated	11,714	913,809
Centene Corporation †	6,129	437,427
Cigna Corporation	9,223	1,180,452
DaVita HealthCare Partners Incorporated †	5,865	453,482
Express Scripts Holding Company †	22,753	1,724,677
HCA Holdings Incorporated †	10,827	833,787
Henry Schein Incorporated †	2,951	521,737
Humana Incorporated	5,358	963,797
Laboratory Corporation of America Holdings †	3,681	479,524
McKesson Corporation	8,091	1,510,185
Patterson Companies Incorporated	2,992	143,287
Quest Diagnostics Incorporated	5,086	414,051
UnitedHealth Group Incorporated	34,187	4,827,204
Universal Health Services Incorporated Class B	3,227	432,741

		18,140,614

Health Care Technology : 0.06%
Cerner Corporation †	10,818	633,935

Life Sciences Tools & Services : 0.35%

Agilent Technologies Incorporated	11,785	522,783
Illumina Incorporated †	5,293	743,031
PerkinElmer Incorporated	3,920	205,486
Thermo Fisher Scientific Incorporated	14,148	2,090,508
Waters Corporation †	2,910	409,292

		3,971,100

Pharmaceuticals : 3.42%

Allergan plc †	14,222	3,286,562
Bristol-Myers Squibb Company	60,023	4,414,692
Eli Lilly & Company	34,927	2,750,501
Endo International plc †	7,365	114,820
Johnson & Johnson	98,905	11,997,177
Mallinckrodt plc †	3,931	238,926
Merck & Company Incorporated	99,530	5,733,923
Mylan NV †	15,354	663,907
Perrigo Company plc	5,149	466,860
Pfizer Incorporated	218,075	7,678,421
Zoetis Incorporated	16,414	779,008

		38,124,797

Industrials : 5.78%

Aerospace & Defense : 1.54%

General Dynamics Corporation	10,330	1,438,349
Honeywell International Incorporated	27,403	3,187,517
L-3 Communications Holdings Incorporated	2,767	405,891
Lockheed Martin Corporation	9,414	2,336,272
Northrop Grumman Corporation	6,489	1,442,375
Raytheon Company	10,678	1,451,674
Rockwell Collins Incorporated	4,681	398,540
Textron Incorporated	9,666	353,389
The Boeing Company	21,530	2,796,101
TransDigm Group Incorporated †	1,904	502,066

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Aerospace & Defense (continued)

United Technologies Corporation	27,984	$2,869,759

		17,181,933

Air Freight & Logistics : 0.43%

C.H. Robinson Worldwide Incorporated	5,133	381,125
Expeditors International of Washington Incorporated	6,546	321,016
FedEx Corporation	8,976	1,362,377
United Parcel Service Incorporated Class B	24,826	2,674,257

		4,738,775

Airlines : 0.29%

Alaska Air Group Incorporated	4,431	258,283
American Airlines Group Incorporated	20,788	588,508
Delta Air Lines Incorporated	27,744	1,010,714
Southwest Airlines Company	22,965	900,458
United Continental Holdings Incorporated †	12,070	495,353

		3,253,316

Building Products : 0.08%

Allegion plc	3,442	238,978
Fortune Brands Home & Security Incorporated	5,470	317,096
Masco Corporation	11,964	370,166

		926,240

Commercial Services & Supplies : 0.25%

Cintas Corporation	3,116	305,773
Pitney Bowes Incorporated	6,782	120,720
Republic Services Incorporated	8,532	437,777
Stericycle Incorporated †	3,053	317,878
Tyco International plc	15,299	651,737
Waste Management Incorporated	14,856	984,507

		2,818,392

Construction & Engineering : 0.05%

Fluor Corporation	5,006	246,696
Jacobs Engineering Group Incorporated †	4,384	218,367
Quanta Services Incorporated †	5,430	125,542

		590,605

Electrical Equipment : 0.32%

Acuity Brands Incorporated	1,576	390,785
AMETEK Incorporated	8,392	387,962
Eaton Corporation plc	16,467	983,574
Emerson Electric Company	23,133	1,206,617
Rockwell Automation Incorporated	4,683	537,702

		3,506,640

Industrial Conglomerates : 1.33%

3M Company	21,808	3,819,017
General Electric Company	330,650	10,408,862
Roper Industries Incorporated	3,639	620,668

		14,848,547

Machinery : 0.74%

Caterpillar Incorporated	20,993	1,591,479
Cummins Incorporated	5,696	640,458
Deere & Company	10,735	869,964
Dover Corporation	5,578	386,667
Flowserve Corporation	4,687	211,712

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Machinery (continued)

Illinois Tool Works Incorporated	11,628	$1,211,172
Ingersoll-Rand plc	9,257	589,486
Paccar Incorporated	12,602	653,666
Parker-Hannifin Corporation	4,843	523,286
Pentair plc	6,497	378,710
Snap-on Incorporated	2,090	329,844
Stanley Black & Decker Incorporated	5,398	600,366
Xylem Incorporated	6,432	287,189

		8,273,999

Professional Services : 0.18%

Dun & Bradstreet Corporation	1,303	158,758
Equifax Incorporated	4,279	549,424
Nielsen Holdings plc	12,973	674,207
Robert Half International Incorporated	4,722	180,192
Verisk Analytics Incorporated †	5,562	450,967

		2,013,548

Road & Rail : 0.47%

CSX Corporation	34,369	896,344
J.B. Hunt Transport Services Incorporated	3,200	258,976
Kansas City Southern	3,882	349,729
Norfolk Southern Corporation	10,633	905,187
Ryder System Incorporated	1,931	118,061
Union Pacific Corporation	30,240	2,638,440

		5,166,737

Trading Companies & Distributors : 0.10%

Fastenal Company «	10,387	461,079
United Rentals Incorporated †	3,182	213,512
W.W. Grainger Incorporated «	2,029	461,090

		1,135,681

Information Technology : 11.59%

Communications Equipment : 0.58%

Cisco Systems Incorporated	180,854	5,188,701
F5 Networks Incorporated †	2,408	274,127
Harris Corporation	4,485	374,228
Juniper Networks Incorporated	12,701	285,645
Motorola Solutions Incorporated	5,713	376,887

		6,499,588

Electronic Equipment, Instruments & Components : 0.21%

Amphenol Corporation Class A	11,072	634,758
Corning Incorporated	38,666	791,880
FLIR Systems Incorporated	4,949	153,172
TE Connectivity Limited	12,858	734,320

		2,314,130

Internet Software & Services : 2.42%

Akamai Technologies Incorporated †	6,313	353,086
Alphabet Incorporated Class A †	10,559	7,428,573
Alphabet Incorporated Class C †	10,619	7,349,410
eBay Incorporated	38,006	889,720
Facebook Incorporated Class A †	83,128	9,499,868
VeriSign Incorporated «†	3,432	296,731
Yahoo! Incorporated †	31,423	1,180,248

		26,997,636

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
IT Services : 2.15%

Accenture plc Class A	22,429	$2,540,981
Alliance Data Systems Corporation †	2,119	415,154
Automatic Data Processing Incorporated	16,379	1,504,739
Cognizant Technology Solutions Corporation Class A †	21,784	1,246,916
CSRA Incorporated	4,931	115,533
Fidelity National Information Services Incorporated	9,977	735,105
Fiserv Incorporated †	7,994	869,188
Global Payments Incorporated	5,537	395,231
International Business Machines Corporation	31,755	4,819,774
MasterCard Incorporated Class A	34,906	3,073,822
Paychex Incorporated	11,524	685,678
PayPal Holdings Incorporated †	39,658	1,447,914
Teradata Corporation †	4,674	117,177
The Western Union Company	17,659	338,700
Total System Services Incorporated	6,074	322,590
Visa Incorporated Class A	68,490	5,079,903
Xerox Corporation	34,239	324,928

		24,033,333
Semiconductors & Semiconductor Equipment : 1.67%

Analog Devices Incorporated	11,050	625,872
Applied Materials Incorporated	39,162	938,713
Broadcom Limited	13,337	2,072,570
First Solar Incorporated †	2,757	133,659
Intel Corporation	169,789	5,569,079
KLA-Tencor Corporation	5,598	410,054
Lam Research Corporation	5,739	482,420
Linear Technology Corporation	8,597	400,018
Microchip Technology Incorporated «	7,724	392,070
Micron Technology Incorporated †	37,288	513,083
NVIDIA Corporation	18,240	857,462
Qorvo Incorporated †	4,585	253,367
QUALCOMM Incorporated	52,817	2,829,407
Skyworks Solutions Incorporated	6,840	432,835
Texas Instruments Incorporated	36,109	2,262,229
Xilinx Incorporated	9,123	420,844

		18,593,682
Software : 2.45%

Activision Blizzard Incorporated	18,315	725,823
Adobe Systems Incorporated †	17,985	1,722,783
Autodesk Incorporated †	8,075	437,181
CA Incorporated	10,640	349,311
Citrix Systems Incorporated †	5,576	446,582
Electronic Arts Incorporated †	10,845	821,617
Intuit Incorporated	9,200	1,026,812
Microsoft Corporation	282,639	14,462,638
Oracle Corporation	111,912	4,580,558
Red Hat Incorporated †	6,524	473,642
Salesforce.com Incorporated †	22,898	1,818,330
Symantec Corporation	22,016	452,209

		27,317,486
Technology Hardware, Storage & Peripherals : 2.11%

Apple Incorporated	196,952	18,828,611
EMC Corporation	70,231	1,908,176
Hewlett Packard Enterprise Company	59,750	1,091,633
HP Incorporated	61,507	771,913
NetApp Incorporated	10,394	255,588
Seagate Technology plc «	10,732	261,432
Western Digital Corporation	10,119	478,224

		23,595,577

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Materials : 1.68%

Chemicals : 1.21%

Air Products & Chemicals Incorporated	6,992	$993,144
Albemarle Corporation	4,018	318,708
CF Industries Holdings Incorporated	8,381	201,982
Dow Chemical Company	40,373	2,006,942
E.I. du Pont de Nemours & Company	31,408	2,035,238
Eastman Chemical Company	5,345	362,926
Ecolab Incorporated	9,491	1,125,633
FMC Corporation	4,808	222,658
International Flavors & Fragrances Incorporated	2,866	361,317
LyondellBasell Industries NV Class A	12,274	913,431
Monsanto Company	15,707	1,624,261
PPG Industries Incorporated	9,566	996,299
Praxair Incorporated	10,256	1,152,672
The Mosaic Company	12,577	329,266
The Sherwin-Williams Company	2,827	830,205

		13,474,682
Construction Materials : 0.09%

Martin Marietta Materials Incorporated	2,284	438,528
Vulcan Materials Company	4,788	576,284

		1,014,812
Containers & Packaging : 0.18%

Avery Dennison Corporation	3,206	239,649
Ball Corporation	5,098	368,534
International Paper Company	14,784	626,546
Owens-Illinois Incorporated †	5,821	104,836
Sealed Air Corporation	7,088	325,835
WestRock Company	9,083	353,056

		2,018,456
Metals & Mining : 0.20%

Alcoa Incorporated	47,287	438,350
Freeport-McMoRan Incorporated	45,023	501,556
Newmont Mining Corporation	19,076	746,253
Nucor Corporation	11,431	564,806

		2,250,965
Telecommunication Services : 1.71%

Diversified Telecommunication Services : 1.71%

AT&T Incorporated	221,351	9,564,577
CenturyLink Incorporated	19,634	569,582
Frontier Communications Corporation	42,181	208,374
Level 3 Communications Incorporated †	10,424	536,732
Verizon Communications Incorporated	146,572	8,184,580

		19,063,845
Utilities : 2.11%

Electric Utilities : 1.32%

Alliant Energy Corporation	8,126	322,683
American Electric Power Company Incorporated	17,665	1,238,140
Duke Energy Corporation	24,770	2,125,018
Edison International	11,715	909,904
Entergy Corporation	6,427	522,836
Eversource Energy	11,406	683,219
Exelon Corporation	33,145	1,205,152
FirstEnergy Corporation	15,271	533,111

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name			Shares	Value
Electric Utilities (continued)

NextEra Energy Incorporated			16,592	$2,163,597
PG&E Corporation			17,836	1,140,077
Pinnacle West Capital Corporation			3,996	323,916
PPL Corporation			24,340	918,835
The Southern Company			33,747	1,809,852
Xcel Energy Incorporated			18,264	817,862

				14,714,202

Independent Power & Renewable Electricity Producers : 0.04%

AES Corporation			23,696	295,726
NRG Energy Incorporated			11,323	169,732

				465,458

Multi-Utilities : 0.70%

Ameren Corporation			8,724	467,432
CenterPoint Energy Incorporated			15,484	371,616
CMS Energy Corporation			10,038	460,343
Consolidated Edison Incorporated			10,937	879,772
Dominion Resources Incorporated			22,157	1,726,695
DTE Energy Company			6,451	639,423
NiSource Incorporated			11,561	306,598
Public Service Enterprise Group Incorporated			18,191	847,883
SCANA Corporation			5,138	388,741
Sempra Energy			8,522	971,678
WEC Energy Group Incorporated			11,349	741,090

				7,801,271

Water Utilities : 0.05%
American Water Works Company Incorporated			6,390	540,019

Total Common Stocks (Cost $417,509,605)				654,217,198

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%

Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.78%	12-25-2034	$18,852	16,408

Total Non-Agency Mortgage-Backed Securities (Cost $18,852)				16,408

		Expiration date	Shares
Rights : 0.00%

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%

Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	6,765	0
Safeway PDC LLC Contingent Value Rights †(a)(i)		1-30-2017	6,765	0

Total Rights (Cost $7,171)				0

		Maturity date	Principal
U.S. Treasury Securities : 39.01%

U.S. Treasury Bond	2.50	2-15-2045	$2,548,000	2,655,294
U.S. Treasury Bond	2.50	2-15-2046	2,376,000	2,476,331
U.S. Treasury Bond	2.50	5-15-2046	1,671,000	1,743,257
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,477,611
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,960,840
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,851,343
U.S. Treasury Bond	2.88	8-15-2045	2,558,000	2,873,153
U.S. Treasury Bond	3.00	5-15-2042	904,000	1,045,074
U.S. Treasury Bond	3.00	11-15-2044	2,553,000	2,937,844

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	5-15-2045	$2,555,000	$2,939,349
U.S. Treasury Bond	3.00	11-15-2045	2,554,000	2,939,194
U.S. Treasury Bond	3.13	11-15-2041	846,000	999,998
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,260,753
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	2,103,523
U.S. Treasury Bond	3.13	8-15-2044	2,546,000	2,998,910
U.S. Treasury Bond	3.38	5-15-2044	2,556,000	3,152,767
U.S. Treasury Bond	3.50	2-15-2039	731,000	922,859
U.S. Treasury Bond	3.63	8-15-2043	2,076,000	2,680,554
U.S. Treasury Bond	3.63	2-15-2044	2,529,000	3,263,100
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,213,143
U.S. Treasury Bond	3.75	11-15-2043	2,518,000	3,324,843
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,256,406
U.S. Treasury Bond	4.25	5-15-2039	681,000	952,256
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,369,136
U.S. Treasury Bond	4.38	2-15-2038	381,000	543,327
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,076,507
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,534,887
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,203,237
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,205,705
U.S. Treasury Bond	4.50	5-15-2038	428,000	620,984
U.S. Treasury Bond	4.50	8-15-2039	721,000	1,042,859
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,876,667
U.S. Treasury Bond	4.75	2-15-2037	264,000	392,700
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,627,779
U.S. Treasury Bond	5.00	5-15-2037	375,000	576,446
U.S. Treasury Bond	5.25	11-15-2028	479,000	674,323
U.S. Treasury Bond	5.25	2-15-2029	349,000	493,576
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,115,545
U.S. Treasury Bond	5.50	8-15-2028	369,000	527,656
U.S. Treasury Bond	6.00	2-15-2026	445,000	627,015
U.S. Treasury Bond	6.13	11-15-2027	525,000	775,093
U.S. Treasury Bond	6.13	8-15-2029	293,000	448,370
U.S. Treasury Bond	6.25	5-15-2030	478,000	751,449
U.S. Treasury Bond	6.38	8-15-2027	224,000	334,941
U.S. Treasury Bond	6.50	11-15-2026	296,000	438,612
U.S. Treasury Bond	6.63	2-15-2027	215,000	323,382
U.S. Treasury Bond	6.75	8-15-2026	221,000	331,103
U.S. Treasury Note	1.38	2-29-2020	2,166,000	2,207,288
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,658,389
U.S. Treasury Note	0.50	4-30-2017	1,456,000	1,455,958
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,712,532
U.S. Treasury Note	0.63	5-31-2017	3,382,000	3,385,172
U.S. Treasury Note	0.63	6-30-2017	1,440,000	1,441,519
U.S. Treasury Note	0.63	7-31-2017	1,401,000	1,402,478
U.S. Treasury Note	0.63	8-31-2017	3,435,000	3,438,356
U.S. Treasury Note	0.63	9-30-2017	3,180,000	3,183,355
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,967,612
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,754,369
U.S. Treasury Note	0.63	6-30-2018	1,609,000	1,610,194
U.S. Treasury Note	0.75	6-30-2017	1,845,000	1,849,397
U.S. Treasury Note	0.75	10-31-2017	3,139,000	3,146,970
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,746,763
U.S. Treasury Note	0.75	1-31-2018	1,502,000	1,506,165
U.S. Treasury Note	0.75	2-28-2018	3,204,000	3,213,010
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,426,056
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,353,744
U.S. Treasury Note	0.75	4-30-2018	1,588,000	1,592,715
U.S. Treasury Note	0.75	2-15-2019	1,392,000	1,394,881
U.S. Treasury Note	0.88	4-15-2017	1,697,000	1,702,203
U.S. Treasury Note	0.88	4-30-2017	1,951,000	1,956,962
U.S. Treasury Note	0.88	5-15-2017	1,620,000	1,625,063
U.S. Treasury Note	0.88	6-15-2017	1,586,000	1,591,515
U.S. Treasury Note	0.88	7-15-2017	1,515,000	1,520,504
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,523,752
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,527,178
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,451,040

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	11-30-2017	$1,474,000	$1,480,219
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,345,171
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,236,771
U.S. Treasury Note	0.88	3-31-2018	1,577,000	1,584,824
U.S. Treasury Note	0.88	5-31-2018	1,585,000	1,593,730
U.S. Treasury Note	0.88	7-15-2018	1,294,000	1,301,026
U.S. Treasury Note	0.88	10-15-2018	1,390,000	1,397,439
U.S. Treasury Note	0.88	4-15-2019	1,460,000	1,467,129
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,473,158
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,492,715
U.S. Treasury Note	0.88	7-31-2019	811,000	814,422
U.S. Treasury Note	1.00	3-31-2017	1,836,000	1,842,885
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,523,108
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,413,781
U.S. Treasury Note	1.00	12-31-2017	1,473,000	1,482,379
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,344,924
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,347,303
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,338,064
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,892,671
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,301,389
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,302,548
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,394,886
U.S. Treasury Note	1.00	6-30-2019	622,000	627,321
U.S. Treasury Note	1.00	8-31-2019	845,000	851,635
U.S. Treasury Note	1.00	9-30-2019	1,067,000	1,075,086
U.S. Treasury Note	1.00	11-30-2019	1,249,000	1,257,343
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,339,415
U.S. Treasury Note	1.13	1-15-2019	1,444,000	1,460,414
U.S. Treasury Note	1.13	5-31-2019	690,000	698,517
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,260,541
U.S. Treasury Note	1.13	3-31-2020	996,000	1,006,271
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,343,196
U.S. Treasury Note	1.13	2-28-2021	2,054,000	2,068,602
U.S. Treasury Note	1.13	6-30-2021	2,104,000	2,116,082
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,783,461
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,389,320
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,677,647
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,382,859
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,354,817
U.S. Treasury Note	1.25	4-30-2019	586,000	595,271
U.S. Treasury Note	1.25	10-31-2019	804,000	816,751
U.S. Treasury Note	1.25	1-31-2020	2,166,000	2,197,983
U.S. Treasury Note	1.25	2-29-2020	1,098,000	1,114,513
U.S. Treasury Note	1.25	3-31-2021	2,045,000	2,069,205
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,377,673
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,635,282
U.S. Treasury Note	1.38	9-30-2018	2,875,000	2,922,731
U.S. Treasury Note	1.38	11-30-2018	787,000	800,711
U.S. Treasury Note	1.38	12-31-2018	968,000	985,167
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,318,623
U.S. Treasury Note	1.38	1-31-2020	1,307,000	1,332,068
U.S. Treasury Note	1.38	3-31-2020	2,166,000	2,207,204
U.S. Treasury Note	1.38	4-30-2020	2,166,000	2,207,204
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,405,552
U.S. Treasury Note	1.38	8-31-2020	2,108,000	2,146,950
U.S. Treasury Note	1.38	9-30-2020	2,112,000	2,150,774
U.S. Treasury Note	1.38	10-31-2020	2,000,000	2,036,484
U.S. Treasury Note	1.38	1-31-2021	2,009,000	2,044,943
U.S. Treasury Note	1.38	4-30-2021	2,042,000	2,077,576
U.S. Treasury Note	1.38	5-31-2021	2,044,000	2,081,287
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,743,357
U.S. Treasury Note	1.50	8-31-2018	2,781,000	2,833,795
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,893,404
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,751,997
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,865,230
U.S. Treasury Note	1.50	3-31-2019	645,000	659,513
U.S. Treasury Note	1.50	5-31-2019	1,966,000	2,010,618
U.S. Treasury Note	1.50	10-31-2019	2,166,000	2,216,680
U.S. Treasury Note	1.50	11-30-2019	1,972,000	2,018,141

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	5-31-2020	$2,166,000	$2,216,767
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,659,525
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,703,529
U.S. Treasury Note	1.63	3-31-2019	2,104,000	2,157,010
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,746,772
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,214,717
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,185,605
U.S. Treasury Note	1.63	8-31-2019	2,166,000	2,225,058
U.S. Treasury Note	1.63	12-31-2019	2,166,000	2,226,072
U.S. Treasury Note	1.63	6-30-2020	2,166,000	2,227,681
U.S. Treasury Note	1.63	7-31-2020	2,022,000	2,079,659
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,229,711
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,282,178
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,158,229
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,749,965
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,753,033
U.S. Treasury Note	1.63	2-15-2026	3,818,000	3,863,339
U.S. Treasury Note	1.63	5-15-2026	2,661,000	2,695,093
U.S. Treasury Note	1.75	10-31-2018	704,000	722,013
U.S. Treasury Note	1.75	9-30-2019	2,166,000	2,233,856
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,638,679
U.S. Treasury Note	1.75	12-31-2020	2,110,000	2,182,943
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,692,185
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,694,902
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,665,902
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,496,588
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,827,589
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,736,100
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,216,233
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,540,348
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,328,494
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,510,582
U.S. Treasury Note	1.88	6-30-2020	921,000	956,401
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,717,730
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,867,432
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,823,543
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,714,904
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,363,290
U.S. Treasury Note	2.00	9-30-2020	1,135,000	1,185,675
U.S. Treasury Note	2.00	11-30-2020	1,306,000	1,364,923
U.S. Treasury Note	2.00	2-28-2021	1,457,000	1,524,329
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,632,931
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,719,076
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,727,649
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,605,756
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,759,080
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,862,108
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,701,045
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,223,758
U.S. Treasury Note	2.00	2-15-2025	4,005,000	4,191,325
U.S. Treasury Note	2.00	8-15-2025	4,012,000	4,196,303
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,549,465
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,481,707
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,597,189
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,571,911
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,721,283
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,714,731
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,703,321
U.S. Treasury Note	2.13	12-31-2022	1,678,000	1,769,438
U.S. Treasury Note	2.13	5-15-2025	3,986,000	4,212,237
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,279,444
U.S. Treasury Note	2.25	7-31-2018	521,000	538,685
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,523,981
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,602,711
U.S. Treasury Note	2.25	7-31-2021	1,648,000	1,746,687
U.S. Treasury Note	2.25	11-15-2024	4,019,000	4,288,868
U.S. Treasury Note	2.25	11-15-2025	3,988,000	4,257,034
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,277,669

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.38%	5-31-2018	$621,000	$642,080
U.S. Treasury Note	2.38	6-30-2018	795,000	822,980
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,398,284
U.S. Treasury Note	2.38	8-15-2024	4,000,000	4,307,188
U.S. Treasury Note	2.50	6-30-2017	1,144,000	1,166,120
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,884,320
U.S. Treasury Note	2.50	5-15-2024	3,897,000	4,234,028
U.S. Treasury Note	2.63	1-31-2018	861,000	888,646
U.S. Treasury Note	2.63	4-30-2018	657,000	681,304
U.S. Treasury Note	2.63	8-15-2020	2,119,000	2,265,923
U.S. Treasury Note	2.63	11-15-2020	3,345,000	3,584,375
U.S. Treasury Note	2.75	5-31-2017	1,136,000	1,158,942
U.S. Treasury Note	2.75	12-31-2017	960,000	990,975
U.S. Treasury Note	2.75	2-28-2018	756,000	783,080
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,438,902
U.S. Treasury Note	2.75	11-15-2023	3,481,000	3,838,346
U.S. Treasury Note	2.75	2-15-2024	3,003,000	3,315,727
U.S. Treasury Note	2.88	3-31-2018	858,000	891,918
U.S. Treasury Note	3.13	4-30-2017	1,142,000	1,166,558
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,890,033
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,823,413
U.S. Treasury Note	3.25	3-31-2017	1,276,000	1,302,143
U.S. Treasury Note	3.38	11-15-2019	2,260,000	2,455,985
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,338,106
U.S. Treasury Note	3.50	5-15-2020	1,955,000	2,149,202
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,682,904
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,914,248
U.S. Treasury Note	3.63	2-15-2021	2,765,000	3,094,964
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,615,642
U.S. Treasury Note	3.88	5-15-2018	689,000	731,928
U.S. Treasury Note	4.00	8-15-2018	788,000	845,530
U.S. Treasury Note	4.25	11-15-2017	919,000	965,417
U.S. Treasury Note	4.50	5-15-2017	694,000	717,856
U.S. Treasury Note	4.75	8-15-2017	857,000	897,038
U.S. Treasury Note	6.25	8-15-2023	378,000	506,786
U.S. Treasury Note	6.88	8-15-2025	224,000	328,781
U.S. Treasury Note	7.13	2-15-2023	260,000	357,957
U.S. Treasury Note	7.25	8-15-2022	261,000	355,460
U.S. Treasury Note	7.50	11-15-2024	240,000	357,066
U.S. Treasury Note	7.63	11-15-2022	140,000	195,448
U.S. Treasury Note	7.63	2-15-2025	216,000	325,924
U.S. Treasury Note	7.88	2-15-2021	180,000	236,123
U.S. Treasury Note	8.00	11-15-2021	511,000	695,858
U.S. Treasury Note	8.13	8-15-2019	307,000	376,902
U.S. Treasury Note	8.13	5-15-2021	181,000	242,420
U.S. Treasury Note	8.13	8-15-2021	175,000	236,961
U.S. Treasury Note	8.50	2-15-2020	162,000	206,512
U.S. Treasury Note	8.75	5-15-2017	452,000	484,134
U.S. Treasury Note	8.75	5-15-2020	130,000	168,924
U.S. Treasury Note	8.75	8-15-2020	288,000	379,710
U.S. Treasury Note	8.88	8-15-2017	271,000	296,290
U.S. Treasury Note	8.88	2-15-2019	306,000	371,754
U.S. Treasury Note	9.00	11-15-2018	193,000	231,155
U.S. Treasury Note	9.13	5-15-2018	169,000	196,033

Total U.S. Treasury Securities (Cost $418,504,092)				435,132,876

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2016 (unaudited)

		Yield		Shares
Short-Term Investments : 3.42%

Investment Companies : 3.16%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47		4,147,975	4,147,975
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		31,089,726	31,089,726

					35,237,701

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.26%
U.S. Treasury Bill (z)#		0.22%	8-18-2016	$2,885,000	$2,884,123

Total Short-Term Investments (Cost $38,121,893)					38,121,824

Total investments in securities (Cost $874,235,547)*	101.08%				1,127,577,155

Other assets and liabilities, net	(1.08)				(12,030,833)

Total net assets	100.00%				$1,115,546,322

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $898,053,227 and unrealized gains (losses) consists of:

Gross unrealized gains	$263,133,374
Gross unrealized losses	(33,609,446)

Net unrealized gains	$229,523,928

Abbreviations:

FNMA	Federal National Mortgage Association
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$88,849	$0	$88,849
Common stocks
Consumer discretionary	80,303,725	0	0	80,303,725
Consumer staples	69,096,220	0	0	69,096,220
Energy	48,366,883	0	0	48,366,883
Financials	103,013,685	0	0	103,013,685
Health care	98,287,130	0	0	98,287,130
Industrials	64,454,413	0	0	64,454,413
Information technology	129,351,432	0	0	129,351,432
Materials	18,758,915	0	0	18,758,915
Telecommunication services	19,063,845	0	0	19,063,845
Utilities	23,520,950	0	0	23,520,950
Non-agency mortgage-backed securities	0	16,408	0	16,408
Rights
Consumer staples	0	0	0	0
U.S. Treasury securities	435,132,876	0	0	435,132,876
Short-term investments
Investment companies	31,089,726	0	0	31,089,726
U.S. Treasury securities	2,884,123	0	0	2,884,123
Investments measured at net asset value*				4,147,975

	1,123,323,923	105,257	0	1,127,577,155
Futures contracts	348,335	0	0	348,335

Total assets	$1,123,672,258	$105,257	$0	$1,127,925,490

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,147,975 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	141,327	24,799	0	166,126	$7,862,744

Derivative transactions

For the nine months ended June 30, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At June 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized gains (losses)
9-16-2016	Goldman Sachs	132 Long	S&P 500 E-Mini Index	$13,795,320	$98,966
9-21-2016	Goldman Sachs	1,123 Short	10-Year U.S. Treasury Notes	149,341,453	(3,402,935)
9-21-2016	Goldman Sachs	135 Short	U.S. Treasury Bonds	25,160,625	(1,708,973)
9-30-2016	Goldman Sachs	37 Long	5-Year U.S. Treasury Notes	4,520,070	82,630

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.00%

Consumer Discretionary : 15.45%

Automobiles : 1.10%
Winnebago Industries Incorporated «	79,597	$1,824,363

Hotels, Restaurants & Leisure : 1.36%
Brinker International Incorporated	49,600	2,258,288

Household Durables : 3.19%

Helen of Troy Limited †	22,700	2,334,468
Whirlpool Corporation	17,900	2,982,856

		5,317,324

Media : 2.85%
Omnicom Group Incorporated	58,300	4,750,867

Specialty Retail : 4.63%

Penske Auto Group Incorporated	58,700	1,846,702
Sally Beauty Holdings Incorporated †	152,400	4,482,084
Tiffany & Company	22,700	1,376,528

		7,705,314

Textiles, Apparel & Luxury Goods : 2.32%
Gildan Activewear Incorporated	131,800	3,865,694

Consumer Staples : 1.48%

Food & Staples Retailing : 1.48%
United Natural Foods Incorporated †	52,500	2,457,000

Energy : 2.41%

Oil, Gas & Consumable Fuels : 2.41%

Devon Energy Corporation	22,900	830,125
World Fuel Services Corporation	67,000	3,181,830

		4,011,955

Financials : 27.86%

Banks : 6.54%

Commerce Bancshares Incorporated	73,802	3,535,116
SVB Financial Group †	34,600	3,292,536
TCF Financial Corporation	320,800	4,058,120

		10,885,772

Capital Markets : 2.50%
State Street Corporation	77,300	4,168,016

Consumer Finance : 5.58%

First Cash Financial Services Incorporated	111,700	5,733,561
PRA Group Incorporated †	147,400	3,558,236

		9,291,797

Insurance : 13.24%

Endurance Specialty Holdings Limited	66,000	4,432,560
FNF Group	113,200	4,245,000
RenaissanceRe Holdings Limited	52,300	6,142,112
The Progressive Corporation	104,090	3,487,015

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)

Torchmark Corporation	60,300	$3,727,746

		22,034,433

Health Care : 10.05%

Health Care Equipment & Supplies : 1.85%
Becton Dickinson & Company	18,100	3,069,579

Health Care Providers & Services : 8.20%

Cardinal Health Incorporated	45,400	3,541,654
Laboratory Corporation of America Holdings †	43,600	5,679,772
MEDNAX Incorporated †	61,200	4,432,716

		13,654,142

Industrials : 21.62%

Aerospace & Defense : 1.80%
Rockwell Collins Incorporated	35,100	2,988,414

Building Products : 2.27%
Quanex Building Products Corporation	203,100	3,775,629

Commercial Services & Supplies : 2.01%
Tetra Tech Incorporated	109,000	3,351,205

Electrical Equipment : 2.36%
Eaton Corporation plc	65,700	3,924,261

Machinery : 8.07%

Donaldson Company Incorporated	105,500	3,624,980
Graco Incorporated	23,400	1,848,366
Parker-Hannifin Corporation	35,200	3,803,360
Woodward Governor Company	72,200	4,161,608

		13,438,314

Trading Companies & Distributors : 5.11%

AerCap Holdings NV †	119,400	4,010,646
W.W. Grainger Incorporated «	11,100	2,522,475
WESCO International Incorporated «†	38,400	1,977,216

		8,510,337

Information Technology : 8.48%

IT Services : 4.31%

Alliance Data Systems Corporation †	16,700	3,271,864
Moneygram International Incorporated †	292,493	2,003,577
The Western Union Company	99,000	1,898,820

		7,174,261

Semiconductors & Semiconductor Equipment : 4.17%

Entegris Incorporated †	259,500	3,754,965
Linear Technology Corporation	68,600	3,191,958

		6,946,923

Materials : 9.65%

Chemicals : 1.56%
Axalta Coating Systems Limited †	98,200	2,605,246

Containers & Packaging : 4.12%

Ball Corporation	35,000	2,530,150

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name			Shares	Value
Containers & Packaging (continued)
Crown Holdings Incorporated †			85,300	$4,322,151

				6,852,301

Metals & Mining : 1.56%
Reliance Steel & Aluminum Company			33,700	2,591,530

Paper & Forest Products : 2.41%
Schweitzer-Mauduit International Incorporated			113,800	4,014,864

Total Common Stocks (Cost $140,290,480)				161,467,829

		Yield
Short-Term Investments : 7.64%

Investment Companies : 7.64%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	5,609,100	5,609,100
Wells Fargo Cash Investment Government Money Market Fund Select
Class (l)(u)		0.31	7,117,751	7,117,751

Total Short-Term Investments (Cost $12,726,851)				12,726,851

Total investments in securities (Cost $153,017,331)*	104.64%			174,194,680

Other assets and liabilities, net	(4.64)			(7,724,736)

Total net assets	100.00%			$166,469,944

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $153,639,814 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,449,402
Gross unrealized losses	(7,894,536)

Net unrealized gains	$20,554,866

Abbreviations:

LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$25,721,850	$0	$0	$25,721,850
Consumer staples	2,457,000	0	0	2,457,000
Energy	4,011,955	0	0	4,011,955
Financials	46,380,018	0	0	46,380,018
Health care	16,723,721	0	0	16,723,721
Industrials	35,988,160	0	0	35,988,160
Information technology	14,121,184	0	0	14,121,184
Materials	16,063,941	0	0	16,063,941
Short-term investments
Investment companies	7,117,751	0	0	7,117,751
Investments measured at net asset value*				5,609,100

Total assets	$168,585,580	$0	$0	$174,194,680

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,609,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.76%

Consumer Discretionary : 11.03%

Diversified Consumer Services : 1.32%
Houghton Mifflin Harcourt Company †	1,017,617	$15,905,354

Hotels, Restaurants & Leisure : 1.19%
Buffalo Wild Wings Incorporated †	102,633	14,260,855

Household Durables : 4.14%

Harman International Industries Incorporated	239,724	17,216,978
MDC Holdings Incorporated	685,526	16,685,703
Mohawk Industries Incorporated †	83,443	15,834,144

		49,736,825

Media : 2.06%

Interpublic Group of Companies Incorporated	550,294	12,711,791
Scripps Networks Interactive Incorporated Class A	192,060	11,959,576

		24,671,367

Specialty Retail : 1.13%
Tractor Supply Company	148,214	13,514,153

Textiles, Apparel & Luxury Goods : 1.19%
PVH Corporation	151,119	14,239,943

Consumer Staples : 1.25%

Household Products : 1.25%
Church & Dwight Company Incorporated	145,264	14,946,213

Energy : 6.48%

Energy Equipment & Services : 0.70%
Weatherford International plc †	1,509,308	8,376,659

Oil, Gas & Consumable Fuels : 5.78%

Cimarex Energy Company	169,900	20,272,468
Concho Resources Incorporated †	147,134	17,548,672
Pioneer Natural Resources Company	132,067	19,969,851
Range Resources Corporation «	267,991	11,561,132

		69,352,123

Financials : 19.92%

Banks : 6.70%

Bank of the Ozarks Incorporated	476,771	17,888,448
First Horizon National Corporation	1,276,170	17,585,623
MB Financial Incorporated	394,984	14,330,020
PacWest Bancorp	405,087	16,114,361
Sterling BanCorp	923,761	14,503,048

		80,421,500

Capital Markets : 3.40%

E*TRADE Financial Corporation †	899,585	21,131,252
Raymond James Financial Incorporated	398,852	19,663,404

		40,794,656

Insurance : 8.82%

Arch Capital Group Limited †	164,769	11,863,368
CNO Financial Group Incorporated	1,225,477	21,396,828

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Insurance (continued)

Reinsurance Group of America Incorporated	217,270	$21,073,017
RenaissanceRe Holdings Limited	138,275	16,239,016
The Progressive Corporation	434,881	14,568,514
Willis Towers Watson plc	166,524	20,700,598

		105,841,341

REITs : 1.00%
Camden Property Trust	135,171	11,951,820

Health Care : 12.38%

Biotechnology : 1.20%

Alkermes plc †	205,034	8,861,569
BioMarin Pharmaceutical Incorporated †	71,556	5,567,057

		14,428,626

Health Care Equipment & Supplies : 4.25%

Haemonetics Corporation †	705,970	20,466,070
Hologic Incorporated †	434,882	15,046,917
LivaNova plc †«	308,436	15,492,740

		51,005,727

Health Care Providers & Services : 3.82%

Laboratory Corporation of America Holdings †	191,330	24,924,559
Universal Health Services Incorporated Class B	155,835	20,897,474

		45,822,033

Life Sciences Tools & Services : 3.11%

Agilent Technologies Incorporated	468,699	20,791,488
PerkinElmer Incorporated	313,892	16,454,219

		37,245,707

Industrials : 18.24%

Aerospace & Defense : 2.98%

B/E Aerospace Incorporated	397,295	18,345,097
BWX Technologies Incorporated	486,423	17,399,351

		35,744,448

Airlines : 1.14%
United Continental Holdings Incorporated †	332,718	13,654,747

Commercial Services & Supplies : 2.65%

Republic Services Incorporated	352,079	18,065,173
Steelcase Incorporated Class A	1,012,700	13,742,339

		31,807,512

Electrical Equipment : 3.54%

AMETEK Incorporated	337,771	15,615,153
Babcock & Wilcox Enterprises Incorporated †	789,199	11,593,333
Sensata Technologies Holding NV †	437,892	15,278,052

		42,486,538

Machinery : 2.36%

Allison Transmission Holdings Incorporated	593,339	16,749,960
Colfax Corporation †	437,663	11,580,563

		28,330,523

2

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Road & Rail : 3.03%

Hertz Global Holdings Incorporated	1,838,949	$20,357,165
Ryder System Incorporated	261,338	15,978,205

		36,335,370

Trading Companies & Distributors : 2.54%

GATX Corporation «	382,669	16,825,956
MRC Global Incorporated †	953,816	13,553,725

		30,379,681

Information Technology : 17.90%

Internet Software & Services : 1.37%
Cornerstone OnDemand Incorporated †	431,877	16,437,239

IT Services : 4.98%

Amdocs Limited	258,654	14,929,509
CoreLogic Incorporated †	420,972	16,199,003
Gartner Incorporated †	129,014	12,567,254
Global Payments Incorporated	224,138	15,998,970

		59,694,736

Semiconductors & Semiconductor Equipment : 4.52%

Integrated Device Technology Incorporated †	676,895	13,625,896
Maxim Integrated Products Incorporated	253,051	9,031,390
ON Semiconductor Corporation †	1,825,663	16,102,348
Skyworks Solutions Incorporated	244,827	15,492,653

		54,252,287

Software : 5.65%

Ansys Incorporated †	208,320	18,905,040
Nuance Communications Incorporated †	914,896	14,299,824
Red Hat Incorporated †	241,991	17,568,547
Zendesk Incorporated †	644,881	17,011,961

		67,785,372

Technology Hardware, Storage & Peripherals : 1.38%
Diebold Incorporated	668,178	16,590,860

Materials : 5.80%

Chemicals : 1.91%

Axalta Coating Systems Limited †	267,782	7,104,256
International Flavors & Fragrances Incorporated	125,234	15,788,250

		22,892,506

Containers & Packaging : 1.44%
Crown Holdings Incorporated †	340,165	17,236,161

Metals & Mining : 2.45%

Royal Gold Incorporated	274,725	19,785,695
Steel Dynamics Incorporated	394,375	9,662,185

		29,447,880

Telecommunication Services : 1.76%

Diversified Telecommunication Services : 1.76%
SBA Communications Corporation Class A †	195,675	21,121,160

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Total Common Stocks (Cost $882,315,534)				$1,136,711,922

Exchange-Traded Funds : 2.16%

SPDR Dow Jones REIT ETF «			175,220	17,422,125
SPDR S&P Biotech ETF «			157,482	8,518,201

Total Exchange-Traded Funds (Cost $22,110,759)				25,940,326

		Yield
Short-Term Investments : 6.25%

Investment Companies : 6.25%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	36,131,259	36,131,259
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	38,766,307	38,766,307

Total Short-Term Investments (Cost $74,897,566)				74,897,566

Total investments in securities (Cost $979,323,859)*	103.17%			1,237,549,814

Other assets and liabilities, net	(3.17)			(38,010,044)

Total net assets	100.00%			$1,199,539,770

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $986,332,460 and unrealized gains (losses) consists of:

Gross unrealized gains	$318,578,390
Gross unrealized losses	(67,361,036)

Net unrealized gains	$251,217,354

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$132,328,497	$0	$0	$132,328,497
Consumer staples	14,946,213	0	0	14,946,213
Energy	77,728,782	0	0	77,728,782
Financials	239,009,317	0	0	239,009,317
Health care	148,502,093	0	0	148,502,093
Industrials	218,738,819	0	0	218,738,819
Information technology	214,760,494	0	0	214,760,494
Materials	69,576,547	0	0	69,576,547
Telecommunication services	21,121,160	0	0	21,121,160
Exchange-traded funds	25,940,326	0	0	25,940,326
Short-term investments
Investment companies	38,766,307	0	0	38,766,307
Investments measured at net asset value*				36,131,259

Total assets	$1,201,418,555	$0	$0	$1,237,549,814

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $36,131,259 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.59%

Consumer Discretionary : 21.89%

Auto Components : 0.83%
Gentherm Incorporated †	662,590	$22,693,708

Distributors : 1.10%
Pool Corporation	322,900	30,362,287

Diversified Consumer Services : 4.18%

Bright Horizons Family Solutions Incorporated †	775,197	51,403,313
ServiceMaster Global Holdings Incorporated †	1,599,978	63,679,124

		115,082,437

Hotels, Restaurants & Leisure : 5.96%

Aramark Corporation	1,583,500	52,920,570
Dave & Buster’s Entertainment Incorporated †	644,445	30,153,582
Six Flags Entertainment Corporation	634,539	36,771,535
Vail Resorts Incorporated	318,600	44,040,078

		163,885,765

Media : 1.61%
Cinemark Holdings Incorporated	1,215,851	44,329,927

Specialty Retail : 6.24%

Burlington Stores Incorporated †	731,400	48,791,694
Lithia Motors Incorporated Class A	275,418	19,573,957
Sally Beauty Holdings Incorporated †	1,164,700	34,253,827
The Michaels Companies Incorporated †	1,407,352	40,025,091
ULTA Salon, Cosmetics and Fragrance Incorporated †	118,500	28,871,340

		171,515,909

Textiles, Apparel & Luxury Goods : 1.97%

Coach Incorporated	812,500	33,101,250
Columbia Sportswear Company	368,391	21,197,218

		54,298,468

Consumer Staples : 1.51%

Beverages : 1.51%
Constellation Brands Incorporated Class A	251,157	41,541,368

Energy : 0.93%

Oil, Gas & Consumable Fuels : 0.93%
Diamondback Energy Incorporated †	281,365	25,663,302

Financials : 5.53%

Capital Markets : 3.55%

Evercore Partners Incorporated Class A	664,600	29,368,674
Raymond James Financial Incorporated	413,360	20,378,648
SEI Investments Company	993,399	47,792,426

		97,539,748

Real Estate Management & Development : 1.17%
CBRE Group Incorporated Class A †	1,217,300	32,234,104

Thrifts & Mortgage Finance : 0.81%
LendingTree Incorporated †	253,002	22,347,667

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Health Care : 17.71%

Biotechnology : 2.77%

Alnylam Pharmaceuticals Incorporated †	234,263	$12,999,254
bluebird bio Incorporated †«	226,200	9,792,198
Ligand Pharmaceuticals Incorporated †«	261,050	31,135,434
Ophthotech Corporation †	156,900	8,006,607
Prothena Corporation plc †«	205,823	7,195,572
Ultragenyx Pharmaceutical Incorporated †	146,200	7,150,642

		76,279,707

Health Care Equipment & Supplies : 6.97%

Align Technology Incorporated †	539,665	43,470,016
DexCom Incorporated †	655,873	52,030,405
Integra LifeSciences Holdings Corporation	535,502	42,722,350
Nevro Corporation †«	448,848	33,107,028
Teleflex Incorporated	114,958	20,383,203

		191,713,002

Health Care Providers & Services : 5.12%

Amedisys Incorporated †	672,688	33,957,290
HealthEquity Incorporated †	1,128,102	34,277,379
Surgical Care Affiliates Incorporated †	416,976	19,877,246
VCA Incorporated †	780,813	52,790,767

		140,902,682

Health Care Technology : 1.36%
Veeva Systems Incorporated Class A †	1,097,219	37,437,112

Life Sciences Tools & Services : 1.49%
Cambrex Corporation †	789,817	40,857,233

Industrials : 22.15%

Aerospace & Defense : 1.23%
Orbital ATK Incorporated	396,200	33,732,468

Airlines : 1.53%
Spirit Airlines Incorporated †	937,418	42,061,946

Building Products : 5.40%

A.O. Smith Corporation	588,600	51,861,546
Allegion plc	887,100	61,591,353
Masonite International Corporation †	529,700	35,034,358

		148,487,257

Commercial Services & Supplies : 3.90%

KAR Auction Services Incorporated	1,602,472	66,887,181
Waste Connections Incorporated	560,600	40,391,230

		107,278,411

Electrical Equipment : 1.10%
Acuity Brands Incorporated	121,996	30,250,128

Industrial Conglomerates : 1.37%
Carlisle Companies Incorporated	357,379	37,767,813

Machinery : 2.33%

John Bean Technologies Corporation	432,200	26,459,284
Proto Labs Incorporated †«	258,264	14,865,676
WABCO Holdings Incorporated †	248,300	22,736,831

		64,061,791

2

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Professional Services : 1.58%
TransUnion †	1,301,624	$43,526,307

Road & Rail : 2.02%

J.B. Hunt Transport Services Incorporated	342,200	27,694,246
Kansas City Southern	308,600	27,801,774

		55,496,020

Trading Companies & Distributors : 1.69%
HD Supply Holdings Incorporated †	1,339,477	46,640,589

Information Technology : 25.89%
Communications Equipment : 1.20%
Harris Corporation	396,200	33,058,928

Electronic Equipment, Instruments & Components : 2.79%

Cognex Corporation	591,090	25,475,979
FLIR Systems Incorporated	1,020,700	31,590,665
Universal Display Corporation †	287,900	19,519,620

		76,586,264

Internet Software & Services : 3.30%

CoStar Group Incorporated †	326,549	71,403,204
Yandex NV Class A †	890,323	19,453,556

		90,856,760

IT Services : 7.59%

Broadridge Financial Solutions Incorporated	757,900	49,415,080
EPAM Systems Incorporated †	642,496	41,318,918
Euronet Worldwide Incorporated †	528,450	36,563,456
Vantiv Incorporated Class A †	581,985	32,940,351
WEX Incorporated †	546,900	48,493,623

		208,731,428

Software : 11.01%

Guidewire Software Incorporated †	717,515	44,313,726
HubSpot Incorporated †	673,200	29,230,344
Paycom Software Incorporated †	1,154,271	49,876,050
Secureworks Corporation Class A †«(l)	926,584	13,064,834
ServiceNow Incorporated †	683,300	45,371,120
Tableau Software Incorporated Class A †	415,115	20,307,426
Take-Two Interactive Software Incorporated †	1,111,000	42,129,120
Tyler Technologies Incorporated †	351,667	58,626,406

		302,919,026

Materials : 1.56%

Construction Materials : 1.56%
Vulcan Materials Company	356,800	42,944,448

Telecommunication Services : 2.42%

Diversified Telecommunication Services : 2.42%
Zayo Group Holdings Incorporated †	2,377,899	66,414,719

Total Common Stocks (Cost $2,298,736,902)		2,739,498,729

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Discovery Fund

Security name		Yield	Shares	Value
Short-Term Investments : 3.14%

Investment Companies : 3.14%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	60,172,738	$60,172,738
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	26,117,895	26,117,895

Total Short-Term Investments (Cost $86,290,633)				86,290,633

Total investments in securities (Cost $2,385,027,535)*	102.73%			2,825,789,362

Other assets and liabilities, net	(2.73)			(75,210,563)

Total net assets	100.00%			$2,750,578,799

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,396,915,038 and unrealized gains (losses) consists of:

Gross unrealized gains	$497,167,827
Gross unrealized losses	(68,293,503)

Net unrealized gains	$428,874,324

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments –June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$602,168,501	$0	$0	$602,168,501
Consumer staples	41,541,368	0	0	41,541,368
Energy	25,663,302	0	0	25,663,302
Financials	152,121,519	0	0	152,121,519
Health care	487,189,736	0	0	487,189,736
Industrials	609,302,730	0	0	609,302,730
Information technology	712,152,406	0	0	712,152,406
Materials	42,944,448	0	0	42,944,448
Telecommunication services	66,414,719	0	0	66,414,719
Short-term investments
Investment companies	26,117,895	0	0	26,117,895
Investments measured at net asset value*				60,172,738

Total assets	$2,765,616,624	$0	$0	$2,825,789,362

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $60,172,738 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Secureworks Corporation Class A	0	947,184	20,600	926,584	$13,064,834

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.55%

Consumer Discretionary : 21.17%

Auto Components : 1.48%
Delphi Automotive plc	151,885	$9,508,001

Diversified Consumer Services : 2.03%
ServiceMaster Global Holdings Incorporated †	328,702	13,082,340
Hotels, Restaurants & Leisure : 4.93%

Aramark Corporation	319,959	10,693,030
Dave & Buster’s Entertainment Incorporated †	139,495	6,526,971
Six Flags Entertainment Corporation	136,400	7,904,380
Vail Resorts Incorporated	47,717	6,595,921

		31,720,302

Media : 1.13%
Cinemark Holdings Incorporated	199,100	7,259,186

Multiline Retail : 2.33%
Dollar General Corporation	159,100	14,955,400

Specialty Retail : 8.00%

Burlington Stores Incorporated †	130,400	8,698,984
O’Reilly Automotive Incorporated †	66,600	18,055,260
The Michaels Companies Incorporated †	293,300	8,341,452
Tractor Supply Company	96,600	8,807,988
ULTA Salon, Cosmetics and Fragrance Incorporated †	31,200	7,601,568

		51,505,252

Textiles, Apparel & Luxury Goods : 1.27%
Coach Incorporated	201,100	8,192,814

Consumer Staples : 6.74%

Beverages : 6.74%

Constellation Brands Incorporated Class A	78,300	12,950,820
Dr Pepper Snapple Group Incorporated	181,500	17,538,345
Monster Beverage Corporation †	80,200	12,888,942

		43,378,107

Energy : 0.69%

Oil, Gas & Consumable Fuels : 0.69%
Diamondback Energy Incorporated †	48,900	4,460,169

Financials : 6.98%

Capital Markets : 2.18%
Raymond James Financial Incorporated	96,900	4,777,170
SEI Investments Company	191,900	9,232,309

		14,009,479

Diversified Financial Services : 3.37%

Intercontinental Exchange Incorporated	42,805	10,956,368
S&P Global Incorporated	100,041	10,730,398

		21,686,766

Real Estate Management & Development : 1.43%
CBRE Group Incorporated Class A †	348,715	9,233,973

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Health Care : 14.61%

Biotechnology : 2.10%

BioMarin Pharmaceutical Incorporated †	83,493	$6,495,755
Incyte Corporation †	87,700	7,014,246

		13,510,001

Health Care Equipment & Supplies : 8.78%

Align Technology Incorporated †	106,700	8,594,685
Boston Scientific Corporation †	407,500	9,523,275
DexCom Incorporated †	142,500	11,304,525
Edwards Lifesciences Corporation †	102,300	10,202,379
Intuitive Surgical Incorporated †	19,200	12,699,072
Teleflex Incorporated	23,472	4,161,820

		56,485,756

Health Care Providers & Services : 2.43%

Surgical Care Affiliates Incorporated †	92,140	4,392,314
VCA Incorporated †	166,700	11,270,587

		15,662,901

Health Care Technology : 1.30%
Veeva Systems Incorporated Class A †	245,372	8,372,093

Industrials : 18.36%

Aerospace & Defense : 1.19%
Orbital ATK Incorporated	89,800	7,645,572

Airlines : 1.38%
Spirit Airlines Incorporated †	198,300	8,897,721

Building Products : 3.19%

Allegion plc	188,300	13,073,669
Masonite International Corporation †	112,300	7,427,522

		20,501,191

Commercial Services & Supplies : 3.80%

KAR Auction Services Incorporated	366,179	15,284,311
Waste Connections Incorporated	127,400	9,179,170

		24,463,481

Electrical Equipment : 0.82%
Acuity Brands Incorporated	21,234	5,265,183

Industrial Conglomerates : 1.28%
Carlisle Companies Incorporated	77,933	8,235,959

Professional Services : 3.18%

TransUnion †	297,798	9,958,365
Verisk Analytics Incorporated †	129,900	10,532,292

		20,490,657

Road & Rail : 2.14%

J.B. Hunt Transport Services Incorporated	91,900	7,437,467
Kansas City Southern	70,200	6,324,318

		13,761,785

Trading Companies & Distributors : 1.38%
HD Supply Holdings Incorporated †	254,600	8,865,172

2

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name		Shares	Value
Information Technology : 24.48%

Communications Equipment : 1.25%
Harris Corporation		96,100	$8,018,584

Electronic Equipment, Instruments & Components : 1.58%

FLIR Systems Incorporated		223,800	6,926,610
Universal Display Corporation †		47,800	3,240,840

			10,167,450

Internet Software & Services : 3.07%

CoStar Group Incorporated †		69,643	15,228,138
Yandex NV Class A †		208,625	4,558,456

			19,786,594

IT Services : 8.33%

Alliance Data Systems Corporation †		40,350	7,905,372
Broadridge Financial Solutions Incorporated		150,453	9,809,536
EPAM Systems Incorporated †		122,719	7,892,059
Fidelity National Information Services Incorporated		166,800	12,289,824
Vantiv Incorporated Class A †		118,781	6,723,005
WEX Incorporated †		101,700	9,017,739

			53,637,535

Semiconductors & Semiconductor Equipment : 2.20%

Broadcom Limited		45,800	7,117,320
NXP Semiconductors NV †		89,600	7,019,264

			14,136,584

Software : 8.05%

Electronic Arts Incorporated †		184,500	13,977,720
Paycom Software Incorporated †		237,423	10,259,048
ServiceNow Incorporated †		182,850	12,141,240
Tableau Software Incorporated Class A †		92,214	4,511,109
Tyler Technologies Incorporated †		65,400	10,902,834

			51,791,951

Materials : 3.40%

Chemicals : 1.52%
The Sherwin-Williams Company		33,300	9,779,211

Construction Materials : 1.88%
Vulcan Materials Company		100,300	12,072,108

Telecommunication Services : 2.12%

Diversified Telecommunication Services : 2.12%
Zayo Group Holdings Incorporated †		489,099	13,660,534

Total Common Stocks (Cost $534,224,339)			634,199,812

	Yield
Short-Term Investments : 1.95%

Investment Companies : 1.95%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31%	12,524,342	12,524,342

Total Short-Term Investments (Cost $12,524,342)			12,524,342

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Enterprise Fund

		Value
Total investments in securities (Cost $546,748,681)*	100.50%	$646,724,154

Other assets and liabilities, net	(0.50)	(3,186,674)

Total net assets	100.00%	$643,537,480

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $547,818,939 and unrealized gains (losses) consists of:

Gross unrealized gains	$109,043,031
Gross unrealized losses	(10,137,816)

Net unrealized gains	$98,905,215

Abbreviations:

plc	Public limited company

4

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$136,223,295	$0	$0	$136,223,295
Consumer staples	43,378,107	0	0	43,378,107
Energy	4,460,169	0	0	4,460,169
Financials	44,930,218	0	0	44,930,218
Health care	94,030,751	0	0	94,030,751
Industrials	118,126,721	0	0	118,126,721
Information technology	157,538,698	0	0	157,538,698
Materials	21,851,319	0	0	21,851,319
Telecommunication services	13,660,534	0	0	13,660,534
Short-term investments
Investment companies	12,524,342	0	0	12,524,342

Total assets	$646,724,154	$0	$0	$646,724,154

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.17%

Consumer Discretionary : 12.91%

Household Durables : 1.13%
Harman International Industries Incorporated	261,672	$18,793,283

Media : 4.69%

Comcast Corporation Class A	392,985	25,618,692
Discovery Communications Incorporated Class C †	453,821	10,823,631
Omnicom Group Incorporated	210,057	17,117,545
Twenty-First Century Fox Incorporated Class B	895,288	24,396,598

		77,956,466

Multiline Retail : 3.61%

Dollar General Corporation	274,703	25,822,082
Nordstrom Incorporated «	364,476	13,868,312
Target Corporation	291,638	20,362,165

		60,052,559

Specialty Retail : 2.32%

Dick’s Sporting Goods Incorporated	366,034	16,493,492
Lowe’s Companies Incorporated	277,238	21,948,932

		38,442,424

Textiles, Apparel & Luxury Goods : 1.16%
Ralph Lauren Corporation	215,405	19,304,596

Consumer Staples : 6.23%

Food & Staples Retailing : 1.08%
The Kroger Company	487,144	17,922,028

Food Products : 2.69%

Mead Johnson Nutrition Company	266,656	24,199,032
The Hershey Company	180,707	20,508,437

		44,707,469

Household Products : 1.22%
Church & Dwight Company Incorporated	197,588	20,329,829

Personal Products : 1.24%
The Estee Lauder Companies Incorporated Class A	227,268	20,685,933

Energy : 8.66%

Energy Equipment & Services : 2.01%

Halliburton Company	502,825	22,772,944
Weatherford International plc †	1,904,748	10,571,351

		33,344,295

Oil, Gas & Consumable Fuels : 6.65%

Concho Resources Incorporated †	163,174	19,461,763
EOG Resources Incorporated	309,959	25,856,780
Newfield Exploration Company †	539,302	23,826,362
Pioneer Natural Resources Company	171,505	25,933,271

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Range Resources Corporation «	358,961	$15,485,578

		110,563,754

Financials : 14.58%

Banks : 4.76%

Citigroup Incorporated	644,924	27,338,328
PNC Financial Services Group Incorporated	337,692	27,484,752
Webster Financial Corporation	713,284	24,215,992

		79,039,072

Capital Markets : 1.78%

E*TRADE Financial Corporation †	415,242	9,754,035
TD Ameritrade Holding Corporation	698,825	19,899,042

		29,653,077

Insurance : 6.31%

American International Group Incorporated	565,943	29,932,725
Chubb Limited	222,202	29,044,023
The Progressive Corporation	592,230	19,839,705
Willis Towers Watson plc	210,338	26,147,117

		104,963,570

REITs : 1.73%
American Tower Corporation	253,623	28,814,109

Health Care : 13.96%

Health Care Equipment & Supplies : 3.81%
Medtronic plc	528,177	45,829,918
Zimmer Holdings Incorporated	144,795	17,430,422

		63,260,340

Health Care Providers & Services : 2.31%

Cigna Corporation	182,270	23,328,737
Patterson Companies Incorporated	314,723	15,072,084

		38,400,821

Life Sciences Tools & Services : 5.04%

Agilent Technologies Incorporated	508,137	22,540,957
Bio-Rad Laboratories Incorporated Class A †	249,228	35,644,589
Thermo Fisher Scientific Incorporated	173,667	25,661,036

		83,846,582

Pharmaceuticals : 2.80%

Merck & Company Incorporated	424,581	24,460,111
Novartis AG ADR	267,199	22,046,589

		46,506,700

Industrials : 14.99%

Aerospace & Defense : 4.39%

B/E Aerospace Incorporated	503,292	23,239,508
BWX Technologies Incorporated	564,468	20,191,020

2

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Aerospace & Defense (continued)

United Technologies Corporation	287,529	$29,486,099

		72,916,627

Airlines : 1.07%
United Continental Holdings Incorporated †	434,881	17,847,516

Commercial Services & Supplies : 4.44%

Republic Services Incorporated	473,887	24,315,142
Tyco International plc	1,164,194	49,594,664

		73,909,806

Electrical Equipment : 0.77%
Babcock & Wilcox Enterprises Incorporated †	870,288	12,784,531

Machinery : 1.02%
Colfax Corporation †	640,237	16,940,671

Road & Rail : 3.30%

Canadian Pacific Railway Limited	68,476	8,819,024
Hertz Global Holdings Incorporated †	2,417,588	26,762,699
J.B. Hunt Transport Services Incorporated	238,278	19,283,839

		54,865,562

Information Technology : 22.37%

Electronic Equipment, Instruments & Components : 2.72%

Amphenol Corporation Class A	399,043	22,877,135
TE Connectivity Limited	391,349	22,349,941

		45,227,076

Internet Software & Services : 2.52%
Alphabet Incorporated Class C †	60,612	41,949,565

IT Services : 4.72%

Alliance Data Systems Corporation †	105,354	20,640,956
Cognizant Technology Solutions Corporation Class A †	293,769	16,815,338
Global Payments Incorporated	305,306	21,792,742
MasterCard Incorporated Class A	219,048	19,289,367

		78,538,403

Semiconductors & Semiconductor Equipment : 3.75%

ARM Holdings plc	1,021,651	15,518,583
Broadcom Limited	169,725	26,375,265
Texas Instruments Incorporated	325,265	20,377,852

		62,271,700

Software : 6.28%

Check Point Software Technologies Limited «†	228,828	18,233,022
Citrix Systems Incorporated †	241,772	19,363,519
Oracle Corporation	552,798	22,626,022
Red Hat Incorporated †	303,239	22,015,151
Salesforce.com Incorporated †	278,596	22,123,308

		104,361,022

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Opportunity Fund

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 2.38%
Apple Incorporated			413,291	$39,510,620

Materials : 4.47%

Chemicals : 2.47%

PPG Industries Incorporated			225,295	23,464,474
Praxair Incorporated			157,588	17,711,315

				41,175,789

Containers & Packaging : 1.20%
Crown Holdings Incorporated †			394,020	19,964,993

Metals & Mining : 0.80%
Steel Dynamics Incorporated			540,768	13,248,816

Total Common Stocks (Cost $1,237,711,419)				1,632,099,604

		Yield
Short-Term Investments : 3.01%

Investment Companies : 3.01%

Securities Lending Cash Investments LLC (l)(r)(u)		0.47%	27,893,175	27,893,175
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	22,177,354	22,177,354

Total Short-Term Investments (Cost $50,070,529)				50,070,529

Total investments in securities (Cost $1,287,781,948)*	101.18%			1,682,170,133

Other assets and liabilities, net	(1.18)			(19,542,731)

Total net assets	100.00%			$1,662,627,402

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,292,474,108 and unrealized gains (losses) consists of:

Gross unrealized gains	$445,333,646
Gross unrealized losses	(55,637,621)

Net unrealized gains	$389,696,025

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

1

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$214,549,328	$0	$0	$214,549,328
Consumer staples	103,645,259	0	0	103,645,259
Energy	143,908,049	0	0	143,908,049
Financials	242,469,828	0	0	242,469,828
Health care	232,014,443	0	0	232,014,443
Industrials	249,264,713	0	0	249,264,713
Information technology	356,339,803	15,518,583	0	371,858,386
Materials	74,389,598	0	0	74,389,598
Short-term investments
Investment companies	22,177,354	0	0	22,177,354
Investments measured at net asset value*				27,893,175

Total assets	$1,638,758,375	$15,518,583	$0	$1,682,170,133

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $27,893,175 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 93.72%

Consumer Discretionary : 6.91%

Hotels, Restaurants & Leisure : 1.07%
The Wendy’s Company	4,502,300	$43,312,126
Household Durables : 0.88%
Harman International Industries Incorporated	493,700	35,457,534
Media : 1.15%
Tribune Media Company Class A	1,182,337	46,323,964
Multiline Retail : 2.07%
Kohl’s Corporation	2,209,000	83,765,280
Specialty Retail : 1.08%
Foot Locker Incorporated	799,200	43,844,112
Textiles, Apparel & Luxury Goods : 0.66%
HanesBrands Incorporated	1,054,300	26,494,559
Consumer Staples : 7.30%
Beverages : 2.56%
Molson Coors Brewing Company Class B	1,022,910	103,446,888

Food Products : 3.83%

Pinnacle Foods Incorporated	875,700	40,536,153
TreeHouse Foods Incorporated †	1,113,309	114,281,169

		154,817,322
Household Products : 0.91%
Church & Dwight Company Incorporated	359,700	37,009,533
Energy : 8.35%

Energy Equipment & Services : 3.72%

Baker Hughes Incorporated	1,114,200	50,283,846
National Oilwell Varco Incorporated	1,257,400	42,311,510
Patterson-UTI Energy Incorporated	2,703,600	57,640,752

		150,236,108
Oil, Gas & Consumable Fuels : 4.63%

Anadarko Petroleum Corporation	959,800	51,109,350
Cimarex Energy Company	515,710	61,534,517
Hess Corporation	1,241,400	74,608,140

		187,252,007
Financials : 24.57%

Banks : 3.32%

First Niagara Financial Group Incorporated	1,386,100	13,500,614
PacWest Bancorp	1,614,807	64,237,022
Regions Financial Corporation	6,635,200	56,465,552

		134,203,188

1

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Capital Markets : 1.73%
Northern Trust Corporation	1,058,900	$70,162,714
Consumer Finance : 2.25%
Ally Financial Incorporated †	5,332,161	91,019,988
Insurance : 14.21%

Arch Capital Group Limited †	559,160	40,259,520
Brown & Brown Incorporated	2,459,800	92,168,706
FNF Group	2,437,514	91,406,775
Loews Corporation	2,489,500	102,293,555
ProAssurance Corporation	1,019,398	54,588,763
The Allstate Corporation	1,287,000	90,025,650
Validus Holdings Limited	620,969	30,172,884
Willis Towers Watson plc	590,600	73,417,486

		574,333,339
Real Estate Management & Development : 1.43%
CBRE Group Incorporated Class A †	2,178,500	57,686,680
REITs : 1.63%
American Campus Communities Incorporated	1,247,585	65,959,819
Health Care : 5.46%

Health Care Equipment & Supplies : 1.05%
Steris Corporation	619,100	42,563,125
Health Care Providers & Services : 4.41%

Humana Incorporated	271,400	48,819,432
Patterson Companies Incorporated	1,403,900	67,232,771
WellCare Health Plans Incorporated †	580,100	62,233,128

		178,285,331
Industrials : 17.71%

Aerospace & Defense : 4.66%

B/E Aerospace Incorporated	1,608,600	74,277,105
General Dynamics Corporation	343,400	47,815,016
Raytheon Company	486,500	66,139,675

		188,231,796
Commercial Services & Supplies : 5.59%

Pitney Bowes Incorporated	3,542,900	63,063,620
Republic Services Incorporated	1,708,775	87,677,245
Stericycle Incorporated †	724,100	75,393,292

		226,134,157
Construction & Engineering : 3.72%

EMCOR Group Incorporated	1,401,509	69,038,333
Jacobs Engineering Group Incorporated †	1,633,600	81,369,616

		150,407,949
Marine : 1.33%
Kirby Corporation †	859,600	53,630,444
Road & Rail : 1.00%
Ryder System Incorporated	663,000	40,535,820

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2016 (unaudited)

Security name		Shares	Value
Transportation Infrastructure : 1.41%
Macquarie Infrastructure Company LLC		767,406	$56,826,414
Information Technology : 12.60%

Communications Equipment : 3.91%

ARRIS International plc †		2,883,700	60,442,352
Harris Corporation		1,167,400	97,407,856

			157,850,208
IT Services : 5.87%

Amdocs Limited		1,089,400	62,880,168
DST Systems Incorporated		447,720	52,128,040
Fidelity National Information Services Incorporated		1,660,400	122,338,272

			237,346,480
Semiconductors & Semiconductor Equipment : 0.81%
Lam Research Corporation		387,600	32,581,656
Software : 0.96%
Synopsys Incorporated †		718,700	38,867,296
Technology Hardware, Storage & Peripherals : 1.05%
Western Digital Corporation		898,900	42,482,014
Materials : 4.44%

Chemicals : 0.28%
Eastman Chemical Company		169,200	11,488,680
Construction Materials : 2.10%
Eagle Materials Incorporated		1,098,500	84,749,275
Containers & Packaging : 2.06%
Packaging Corporation of America		1,245,200	83,341,236
Utilities : 6.38%

Electric Utilities : 2.01%
American Electric Power Company Incorporated		1,158,860	81,224,497
Multi-Utilities : 2.42%
Ameren Corporation		1,830,850	98,096,943
Water Utilities : 1.95%
American Water Works Company Incorporated		931,700	78,737,968
Total Common Stocks (Cost $3,416,972,092)			3,788,706,450

	Yield
Short-Term Investments : 5.50%

Investment Companies : 5.50%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31%	222,262,449	222,262,449

Total Short-Term Investments (Cost $222,262,449)			222,262,449

3

Portfolio of investments — June 30, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund

		Value
Total investments in securities (Cost $ 3,639,234,541)*	99.22%	$4,010,968,899

Other assets and liabilities, net	0.78	31,661,632

Total net assets	100.00%	$4,042,630,531

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,645,039,131 and unrealized gains (losses) consists of:

Gross unrealized gains	$482,184,656
Gross unrealized losses	(116,254,888)

Net unrealized gains	$365,929,768

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$279,197,575	$0	$0	$279,197,575
Consumer staples	295,273,743	0	0	295,273,743
Energy	337,488,115	0	0	337,488,115
Financials	993,365,728	0	0	993,365,728
Health care	220,848,456	0	0	220,848,456
Industrials	715,766,580	0	0	715,766,580
Information technology	509,127,654	0	0	509,127,654
Materials	179,579,191	0	0	179,579,191
Utilities	258,059,408	0	0	258,059,408
Short-term investments
Investment companies	222,262,449	0	0	222,262,449

Total assets	$4,010,968,899	$0	$0	$4,010,968,899

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 25, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: August 25, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: August 25, 2016